John Hancock
Active Fixed Income ETFs
Quarterly portfolio holdings 1/31/2025

Funds’ investments
CORE BOND ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 60.4%				$5,990,933
(Cost $6,051,619)
U.S. Government 22.6%				2,246,007
U.S. Treasury
Bond	4.250	08-15-54	164,000	149,522
Bond	4.625	11-15-44	516,000	500,923
Note	4.000	12-15-27	75,000	74,537
Note	4.250	11-30-26	216,000	216,127
Note	4.250	01-15-28	74,000	74,017
Note	4.250	11-15-34	407,000	397,525
Note	4.375	12-31-29	83,000	83,149
Note	4.375	01-31-32	33,000	32,866
Note	4.500	12-31-31	715,000	717,341
U.S. Government Agency 37.8%				3,744,926
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	72,581	65,024
30 Yr Pass Thru	3.000	09-01-51	88,248	76,021
30 Yr Pass Thru	3.000	05-01-52	87,374	75,377
30 Yr Pass Thru	3.500	01-01-50	85,081	76,325
30 Yr Pass Thru	3.500	01-01-52	85,116	75,990
30 Yr Pass Thru	4.000	06-01-52	68,874	63,257
30 Yr Pass Thru	4.000	06-01-52	69,287	63,738
30 Yr Pass Thru	4.000	07-01-52	69,519	64,284
30 Yr Pass Thru	4.000	07-01-52	69,430	63,681
30 Yr Pass Thru	4.000	12-01-52	69,090	63,866
30 Yr Pass Thru	4.000	01-01-54	69,472	63,627
30 Yr Pass Thru	4.500	02-01-53	69,483	66,069
30 Yr Pass Thru	4.500	02-01-53	70,142	66,257
30 Yr Pass Thru	4.500	02-01-54	69,536	65,881
30 Yr Pass Thru	5.000	03-01-53	74,062	72,037
30 Yr Pass Thru	5.000	04-01-53	72,837	71,119
30 Yr Pass Thru	5.000	04-01-53	74,763	72,626
30 Yr Pass Thru	5.000	08-01-53	73,553	71,450
30 Yr Pass Thru	5.000	10-01-54	73,595	71,605
30 Yr Pass Thru	5.000	11-01-54	74,414	72,193
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	72,861	65,252
15 Yr Pass Thru	2.500	08-01-35	70,833	65,001
15 Yr Pass Thru	2.500	03-01-36	71,091	64,971
30 Yr Pass Thru	2.000	06-01-50	90,977	71,488
30 Yr Pass Thru	2.000	07-01-50	91,023	71,382
30 Yr Pass Thru	2.500	01-01-50	99,012	81,788
30 Yr Pass Thru	2.500	09-01-50	99,771	81,479
30 Yr Pass Thru	2.500	01-01-52	99,110	81,234
30 Yr Pass Thru	3.000	01-01-50	87,426	75,286
30 Yr Pass Thru	3.000	03-01-50	87,087	74,913
30 Yr Pass Thru	3.000	11-01-51	87,543	75,250
30 Yr Pass Thru	3.000	05-01-52	89,218	75,937
30 Yr Pass Thru	3.500	07-01-51	85,520	76,611
30 Yr Pass Thru	3.500	01-01-52	86,022	76,207
30 Yr Pass Thru	3.500	04-01-52	84,148	75,126
30 Yr Pass Thru	3.500	06-01-52	86,362	76,644
30 Yr Pass Thru	4.000	05-01-49	68,816	63,650
30 Yr Pass Thru	4.000	05-01-52	69,790	64,055
2	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	68,901	$63,562
30 Yr Pass Thru	4.500	07-01-52	69,962	66,525
30 Yr Pass Thru	4.500	07-01-52	70,111	66,359
30 Yr Pass Thru	4.500	08-01-52	70,182	66,318
30 Yr Pass Thru	4.500	09-01-52	69,647	65,921
30 Yr Pass Thru	4.500	10-01-52	69,040	65,583
30 Yr Pass Thru	4.500	06-01-53	69,495	65,755
30 Yr Pass Thru	4.500	01-01-54	69,398	65,924
30 Yr Pass Thru	4.500	04-01-54	70,060	66,377
30 Yr Pass Thru	5.000	08-01-52	73,318	71,702
30 Yr Pass Thru	5.000	06-01-53	73,900	71,613
30 Yr Pass Thru	5.000	09-01-53	73,367	71,430
30 Yr Pass Thru	5.500	07-01-53	80,561	80,541
30 Yr Pass Thru	5.500	09-01-53	80,674	80,402

30 Yr Pass Thru	5.500	09-01-53	80,636	80,213
Corporate bonds 28.4%				$2,809,064
(Cost $2,837,321)
Communication services 1.5%				147,149
Entertainment 0.3%
WarnerMedia Holdings, Inc.	4.279	03-15-32	28,000	24,724
Media 0.5%
Charter Communications Operating LLC	6.384	10-23-35	49,000	49,225
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.875	04-15-30	26,000	24,577
T-Mobile USA, Inc.	5.200	01-15-33	49,000	48,623
Consumer discretionary 1.5%				148,025
Automobiles 1.5%
Ford Motor Company	3.250	02-12-32	89,000	74,476
General Motors Financial Company, Inc.	5.600	06-18-31	49,000	49,119
Hyundai Capital America (A)	5.680	06-26-28	24,000	24,430
Consumer staples 0.5%				50,232
Food products 0.5%
JBS USA LUX Sarl (A)	5.950	04-20-35	2,000	2,027
Pilgrim’s Pride Corp.	6.250	07-01-33	47,000	48,205
Energy 3.7%				365,482
Oil, gas and consumable fuels 3.7%
Cheniere Energy Partners LP	5.950	06-30-33	47,000	48,025
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	24,000	24,637
Continental Resources, Inc.	4.900	06-01-44	60,000	48,575
Energy Transfer LP	5.250	07-01-29	24,000	24,119
Energy Transfer LP	5.400	10-01-47	27,000	24,227
Occidental Petroleum Corp.	5.375	01-01-32	25,000	24,523
Occidental Petroleum Corp.	6.050	10-01-54	25,000	23,581
ONEOK, Inc.	6.625	09-01-53	23,000	24,006
Ovintiv, Inc.	7.200	11-01-31	23,000	24,813
Sabine Pass Liquefaction LLC	4.500	05-15-30	26,000	25,227
Targa Resources Corp.	6.150	03-01-29	24,000	24,944
The Williams Companies, Inc.	4.800	11-15-29	25,000	24,766
Whistler Pipeline LLC (A)	5.700	09-30-31	24,000	24,039
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Financials 9.8%				$972,565
Banks 5.6%
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	114,000	98,911
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	55,000	48,887
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	24,000	24,220
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	55,000	49,479
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	72,000	73,524
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	25,000	24,532
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	7,000	7,035
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	24,000	24,510
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	46,000	49,250
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	48,000	48,621
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	55,000	49,914
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	49,000	49,292
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	6,000	6,031
Capital markets 2.7%
Ares Strategic Income Fund (A)	6.200	03-21-32	7,000	7,004
Ares Strategic Income Fund (A)	6.350	08-15-29	24,000	24,451
Blackstone Private Credit Fund	6.000	01-29-32	8,000	7,921
Lazard Group LLC	6.000	03-15-31	24,000	24,664
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	61,000	50,139
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	49,000	49,213
Sixth Street Lending Partners (A)	6.125	07-15-30	4,000	4,023
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	24,000	24,589
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	88,000	74,879
Consumer finance 0.2%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	24,000	24,029
Financial services 0.8%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	24,000	24,978
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	24,000	24,682
Enact Holdings, Inc.	6.250	05-28-29	24,000	24,494
HPS Corporate Lending Fund (A)	5.950	04-14-32	4,000	3,966
Insurance 0.5%
CNO Global Funding (A)	4.950	09-09-29	25,000	24,817
F&G Annuities & Life, Inc.	6.500	06-04-29	24,000	24,510
Health care 2.0%				194,162
Biotechnology 0.7%
Amgen, Inc.	5.250	03-02-30	48,000	48,619
Amgen, Inc.	5.250	03-02-33	24,000	23,918
Health care equipment and supplies 0.5%
Solventum Corp.	5.450	03-13-31	49,000	49,385
Health care providers and services 0.3%
HCA, Inc.	5.450	04-01-31	24,000	24,118
Pharmaceuticals 0.5%
Viatris, Inc.	2.700	06-22-30	28,000	24,390
Viatris, Inc.	4.000	06-22-50	35,000	23,732
4	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.0%				$294,092
Aerospace and defense 0.3%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	26,000	24,716
The Boeing Company	6.528	05-01-34	6,000	6,339
Electrical equipment 0.3%
Regal Rexnord Corp.	6.400	04-15-33	24,000	24,835
Ground transportation 0.2%
Uber Technologies, Inc. (A)	4.500	08-15-29	25,000	24,379
Passenger airlines 2.2%
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	136,819	118,746
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	46,810	47,415
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	48,000	47,662
Information technology 2.6%				260,143
Communications equipment 0.3%
Motorola Solutions, Inc.	2.750	05-24-31	29,000	25,239
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	2.650	08-09-31	29,000	24,554
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc. (A)	3.419	04-15-33	41,000	35,850
Broadcom, Inc.	4.750	04-15-29	19,000	18,881
Marvell Technology, Inc.	5.750	02-15-29	24,000	24,577
Micron Technology, Inc.	2.703	04-15-32	29,000	24,352
Qorvo, Inc. (A)	3.375	04-01-31	29,000	25,109
Software 0.6%
Oracle Corp.	2.950	04-01-30	55,000	49,837
Oracle Corp.	5.250	02-03-32	7,000	6,984
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.550	08-22-34	25,000	24,760
Materials 0.5%				48,823
Metals and mining 0.5%
Freeport-McMoRan, Inc.	5.400	11-14-34	25,000	24,637
Freeport-McMoRan, Inc.	5.450	03-15-43	26,000	24,186
Real estate 0.9%				87,324
Industrial REITs 0.2%
Prologis Targeted US Logistics Fund LP (A)	5.250	04-01-29	24,000	24,244
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	28,000	24,608
Specialized REITs 0.4%
American Tower Corp.	5.550	07-15-33	7,000	7,049
American Tower Corp.	5.650	03-15-33	7,000	7,118
VICI Properties LP	5.125	05-15-32	25,000	24,305
Utilities 2.4%				241,067
Electric utilities 1.2%
Constellation Energy Generation LLC	6.500	10-01-53	23,000	24,124
NRG Energy, Inc. (A)	7.000	03-15-33	23,000	24,727
Pacific Gas and Electric Company	4.950	07-01-50	27,000	22,226
Pacific Gas and Electric Company	5.800	05-15-34	24,000	23,812
The Southern Company	5.500	03-15-29	24,000	24,495
Independent power and renewable electricity producers 0.5%
Vistra Operations Company LLC (A)	6.000	04-15-34	49,000	49,491
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.7%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	23,000	$23,976
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	23,000	24,327

Sempra	5.500	08-01-33	24,000	23,889
Collateralized mortgage obligations 3.5%				$346,586
(Cost $343,644)
Commercial and residential 3.5%				346,586
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,305
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	44,815
Series 2024-V12, Class A3	5.738	12-15-57	10,000	10,278
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	10,000	9,137
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	67,862	62,623
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	31,159	29,705
OBX Trust
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	58,674	47,780
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	100,482
Towd Point Mortgage Trust
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	33,783	31,461

Asset-backed securities 6.8%				$676,961
(Cost $673,595)
Asset-backed securities 6.8%				676,961
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	50,000	51,204
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	23,875	22,775
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	97,333	96,098
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	25,000	23,916
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	100,000	98,656
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	48,500	44,080
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	49,750	50,672
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	25,000	24,856
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	25,000	25,258
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	25,000	23,732
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	50,000	49,775
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	100,000	92,493
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	23,896	23,196
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,250
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	25,000	25,000

6	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.6%			$64,458
(Cost $64,457)
Short-term funds 0.6%			64,458
John Hancock Collateral Trust (C)	4.2301(D)	6,444	64,458

Total investments (Cost $9,970,636) 99.7%	$9,888,002
Other assets and liabilities, net 0.3%	28,635
Total net assets 100.0%	$9,916,637

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,330,929 or 13.4% of the fund’s net assets as of 1-31-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Long	Mar 2025	$109,210	$108,844	$(366)
						$(366)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
CORE PLUS BOND ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.3%				$21,948,088
(Cost $22,039,778)
U.S. Government 21.7%				8,455,051
U.S. Treasury
Bond	4.250	08-15-54	517,000	471,359
Bond	4.625	11-15-44	2,443,000	2,371,616
Note	4.000	12-15-27	143,000	142,117
Note	4.250	11-30-26	831,000	831,487
Note	4.250	01-15-28	146,000	146,034
Note	4.250	11-15-34	2,426,000	2,369,520
Note	4.375	12-31-29	17,000	17,031
Note	4.500	12-31-31	2,099,000	2,105,887
U.S. Government Agency 34.6%				13,493,037
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	02-01-52	238,600	195,936
30 Yr Pass Thru	3.000	09-01-51	244,965	211,025
30 Yr Pass Thru	3.000	05-01-52	289,005	249,324
30 Yr Pass Thru	3.500	01-01-50	257,989	231,437
30 Yr Pass Thru	3.500	04-01-50	264,004	237,163
30 Yr Pass Thru	3.500	01-01-52	263,379	235,140
30 Yr Pass Thru	4.000	06-01-52	209,141	192,085
30 Yr Pass Thru	4.000	06-01-52	236,204	217,287
30 Yr Pass Thru	4.000	07-01-52	234,838	217,154
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	235,719	$216,200
30 Yr Pass Thru	4.000	12-01-52	234,139	216,435
30 Yr Pass Thru	4.000	04-01-53	234,679	217,447
30 Yr Pass Thru	4.000	04-01-53	234,822	216,534
30 Yr Pass Thru	4.000	01-01-54	236,203	216,331
30 Yr Pass Thru	4.500	07-01-52	239,537	227,709
30 Yr Pass Thru	4.500	08-01-52	239,598	226,404
30 Yr Pass Thru	4.500	02-01-53	236,616	224,991
30 Yr Pass Thru	4.500	02-01-53	176,721	166,934
30 Yr Pass Thru	4.500	02-01-54	237,582	225,093
30 Yr Pass Thru	5.000	03-01-53	240,225	233,657
30 Yr Pass Thru	5.000	04-01-53	157,960	154,233
30 Yr Pass Thru	5.000	04-01-53	161,987	157,355
30 Yr Pass Thru	5.000	06-01-53	241,183	233,684
30 Yr Pass Thru	5.000	08-01-53	238,173	231,363
30 Yr Pass Thru	5.000	10-01-53	238,927	233,887
30 Yr Pass Thru	5.000	10-01-54	239,427	232,956
30 Yr Pass Thru	5.000	11-01-54	238,907	231,778
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	141,169	126,426
15 Yr Pass Thru	2.500	08-01-35	137,773	126,430
15 Yr Pass Thru	2.500	03-01-36	95,411	87,198
30 Yr Pass Thru	2.000	06-01-50	250,606	196,920
30 Yr Pass Thru	2.000	07-01-50	165,190	129,544
30 Yr Pass Thru	2.000	07-01-51	250,831	196,705
30 Yr Pass Thru	2.500	01-01-50	252,031	208,187
30 Yr Pass Thru	2.500	09-01-50	252,469	206,182
30 Yr Pass Thru	2.500	01-01-52	253,013	207,377
30 Yr Pass Thru	3.000	01-01-50	291,690	251,185
30 Yr Pass Thru	3.000	03-01-50	289,390	248,933
30 Yr Pass Thru	3.000	11-01-51	244,517	210,181
30 Yr Pass Thru	3.000	03-01-52	295,166	252,242
30 Yr Pass Thru	3.000	05-01-52	296,520	252,379
30 Yr Pass Thru	3.500	07-01-51	262,927	235,538
30 Yr Pass Thru	3.500	01-01-52	265,950	235,608
30 Yr Pass Thru	3.500	04-01-52	262,732	235,364
30 Yr Pass Thru	3.500	04-01-52	255,682	228,268
30 Yr Pass Thru	3.500	06-01-52	265,072	235,244
30 Yr Pass Thru	4.000	05-01-49	208,168	192,541
30 Yr Pass Thru	4.000	05-01-52	235,644	216,279
30 Yr Pass Thru	4.000	06-01-52	207,564	191,479
30 Yr Pass Thru	4.500	07-01-52	175,326	166,713
30 Yr Pass Thru	4.500	07-01-52	237,692	224,975
30 Yr Pass Thru	4.500	08-01-52	237,605	224,521
30 Yr Pass Thru	4.500	09-01-52	236,633	223,972
30 Yr Pass Thru	4.500	10-01-52	173,422	164,739
30 Yr Pass Thru	4.500	06-01-53	176,053	166,578
30 Yr Pass Thru	4.500	01-01-54	234,814	223,057
30 Yr Pass Thru	4.500	04-01-54	237,053	224,592
30 Yr Pass Thru	5.000	08-01-52	158,855	155,355
30 Yr Pass Thru	5.000	03-01-53	238,586	232,957
30 Yr Pass Thru	5.000	06-01-53	240,396	232,959
30 Yr Pass Thru	5.000	09-01-53	158,169	153,992
30 Yr Pass Thru	5.000	11-01-54	91,991	89,476
8	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	07-01-53	228,256	$228,199
30 Yr Pass Thru	5.500	09-01-53	231,145	230,365

30 Yr Pass Thru	5.500	09-01-53	232,053	230,835
Corporate bonds 35.8%				$13,986,883
(Cost $14,027,638)
Communication services 1.6%				643,776
Diversified telecommunication services 0.2%
AT&T, Inc.	2.750	06-01-31	114,000	99,754
Entertainment 0.2%
WarnerMedia Holdings, Inc.	4.279	03-15-32	112,000	98,897
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30	34,000	30,713
Media 0.8%
CCO Holdings LLC	4.500	05-01-32	15,000	13,011
Charter Communications Operating LLC	2.800	04-01-31	239,000	202,974
Midcontinent Communications (A)	8.000	08-15-32	96,000	98,524
Wireless telecommunication services 0.3%
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	96,000	99,903
Consumer discretionary 3.7%				1,468,827
Automobiles 1.0%
Ford Motor Company	6.100	08-19-32	298,000	296,956
General Motors Financial Company, Inc.	3.600	06-21-30	108,000	99,283
Broadline retail 0.2%
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	104,000	98,356
Diversified consumer services 0.3%
Service Corp. International	5.750	10-15-32	101,000	99,244
Hotels, restaurants and leisure 1.1%
Full House Resorts, Inc. (A)	8.250	02-15-28	98,000	98,731
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	97,000	98,265
MGM Resorts International	4.750	10-15-28	104,000	100,916
NCL Corp., Ltd. (A)	6.750	02-01-32	27,000	27,422
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	24,000	23,959
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	97,000	98,694
Household durables 0.3%
KB Home	4.000	06-15-31	110,000	98,515
Newell Brands, Inc.	6.375	05-15-30	21,000	21,263
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	106,000	100,731
Lithia Motors, Inc. (A)	4.375	01-15-31	108,000	99,460
Velocity Vehicle Group LLC (A)	8.000	06-01-29	96,000	100,008
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (A)	8.375	10-01-31	7,000	7,024
Consumer staples 0.0%				16,470
Food products 0.0%
JBS USA LUX Sarl (A)	5.950	04-20-35	9,000	9,120
Personal care products 0.0%
HLF Financing Sarl LLC (A)	12.250	04-15-29	7,000	7,350
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Energy 6.2%				$2,407,799
Oil, gas and consumable fuels 6.2%
Antero Midstream Partners LP (A)	6.625	02-01-32	97,000	99,077
Antero Resources Corp. (A)	5.375	03-01-30	101,000	98,839
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	201,000	197,774
Blue Racer Midstream LLC (A)	7.250	07-15-32	94,000	98,363
Buckeye Partners LP (A)	4.500	03-01-28	8,000	7,703
Cheniere Energy Partners LP	5.950	06-30-33	95,000	97,072
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	97,000	99,576
Continental Resources, Inc.	4.900	06-01-44	122,000	98,769
Diamondback Energy, Inc.	5.150	01-30-30	98,000	98,340
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	177,000	196,001
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	199,000	201,816
EQM Midstream Partners LP (A)	6.375	04-01-29	18,000	18,300
Genesis Energy LP	7.875	05-15-32	11,000	11,018
Global Partners LP (A)	8.250	01-15-32	19,000	19,831
Matador Resources Company (A)	6.250	04-15-33	101,000	99,525
Occidental Petroleum Corp.	6.050	10-01-54	102,000	96,209
ONEOK, Inc.	5.050	11-01-34	16,000	15,287
Parkland Corp. (A)	4.500	10-01-29	106,000	99,371
Sunoco LP	4.500	04-30-30	40,000	37,618
Sunoco LP (A)	7.250	05-01-32	96,000	100,165
Talos Production, Inc. (A)	9.375	02-01-31	94,000	97,671
Targa Resources Corp.	6.150	03-01-29	95,000	98,737
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	109,000	98,542
Venture Global LNG, Inc. (A)	7.000	01-15-30	197,000	201,350
Vital Energy, Inc. (A)	7.875	04-15-32	23,000	22,685
Whistler Pipeline LLC (A)	5.700	09-30-31	98,000	98,160
Financials 11.1%				4,317,621
Banks 6.5%
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	222,000	197,325
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	207,000	198,000
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	194,000	197,715
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	194,000	195,777
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	97,000	97,952
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	100,000	98,364
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	199,000	199,410
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	230,000	203,463
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	199,000	203,212
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	205,000	199,874
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	100,000	98,128
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	27,000	27,134
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	98,000	100,083
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	279,000	298,711
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	200,000	201,192
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	24,000	24,122
Capital markets 3.2%
Ares Strategic Income Fund (A)	6.200	03-21-32	27,000	27,017
Ares Strategic Income Fund (A)	6.350	08-15-29	96,000	97,802
10	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund	5.950	07-16-29	97,000	$97,904
Blackstone Private Credit Fund	6.000	01-29-32	31,000	30,693
Lazard Group LLC	4.375	03-11-29	102,000	99,262
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	244,000	200,555
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	200,000	200,870
MSCI, Inc. (A)	3.625	11-01-31	110,000	98,661
Sixth Street Lending Partners (A)	6.125	07-15-30	15,000	15,086
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	198,000	198,807
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	96,000	100,487
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	117,000	99,555
Consumer finance 0.3%
Ally Financial, Inc.	8.000	11-01-31	89,000	99,855
Financial services 0.5%
Block, Inc.	3.500	06-01-31	113,000	100,555
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	95,000	97,699
HPS Corporate Lending Fund (A)	5.950	04-14-32	15,000	14,871
Insurance 0.3%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	94,000	98,313
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	96,000	99,167
Health care 2.3%				902,236
Biotechnology 0.8%
Amgen, Inc.	5.250	03-02-30	98,000	99,264
Amgen, Inc.	5.250	03-02-33	201,000	200,312
Star Parent, Inc. (A)	9.000	10-01-30	11,000	11,575
Health care equipment and supplies 0.2%
Solventum Corp.	5.400	03-01-29	98,000	99,048
Health care providers and services 0.8%
DaVita, Inc. (A)	3.750	02-15-31	113,000	99,441
HCA, Inc.	5.450	04-01-31	98,000	98,480
Universal Health Services, Inc.	2.650	10-15-30	116,000	99,887
Pharmaceuticals 0.5%
Viatris, Inc.	2.700	06-22-30	114,000	99,303
Viatris, Inc.	4.000	06-22-50	140,000	94,926
Industrials 3.9%				1,517,597
Aerospace and defense 0.1%
The Boeing Company	6.528	05-01-34	23,000	24,298
Building products 0.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32	109,000	98,290
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (A)	7.875	02-15-31	97,000	99,453
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	9,000	9,112
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	96,000	100,048
Quanta Services, Inc.	2.900	10-01-30	112,000	99,722
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	96,000	$99,003
Machinery 0.3%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	93,000	99,053
Passenger airlines 2.0%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	227,512	202,697
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	225,145	195,405
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	191,063	193,531
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	199,000	197,601
Professional services 0.3%
Concentrix Corp.	6.600	08-02-28	96,000	99,384
Information technology 2.2%				848,524
IT services 0.0%
Virtusa Corp. (A)	7.125	12-15-28	8,000	7,823
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc. (A)	3.419	04-15-33	82,000	71,699
Broadcom, Inc.	4.750	04-15-29	39,000	38,756
Marvell Technology, Inc.	2.450	04-15-28	28,000	25,968
Marvell Technology, Inc.	5.950	09-15-33	19,000	19,608
Micron Technology, Inc.	5.875	09-15-33	38,000	38,920
Qorvo, Inc. (A)	3.375	04-01-31	116,000	100,437
Software 1.1%
Cloud Software Group, Inc. (A)	8.250	06-30-32	11,000	11,434
Cloud Software Group, Inc. (A)	9.000	09-30-29	8,000	8,193
Oracle Corp.	2.950	04-01-30	225,000	203,879
Oracle Corp.	5.250	02-03-32	27,000	26,938
Oracle Corp.	5.550	02-06-53	209,000	196,049
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	100,000	98,820
Materials 1.1%				421,257
Construction materials 0.1%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	22,000	22,000
Quikrete Holdings, Inc. (A)	6.750	03-01-33	6,000	6,000
Containers and packaging 0.1%
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	49,000	47,763
Metals and mining 0.8%
Freeport-McMoRan, Inc.	5.400	11-14-34	100,000	98,547
Freeport-McMoRan, Inc.	5.450	03-15-43	104,000	96,743
Novelis Corp. (A)	4.750	01-30-30	105,000	98,657
Novelis, Inc. (A)	6.875	01-30-30	7,000	7,166
Paper and forest products 0.1%
Magnera Corp. (A)	7.250	11-15-31	45,000	44,381
Real estate 1.2%				480,615
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	15,000	15,162
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	113,000	99,311
Specialized REITs 0.9%
American Tower Corp.	5.550	07-15-33	28,000	28,194
American Tower Corp.	5.650	03-15-33	28,000	28,473
12	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
GLP Capital LP	3.250	01-15-32	114,000	$97,856
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	108,000	100,594
Uniti Group LP (A)	6.500	02-15-29	13,000	11,860
VICI Properties LP	5.125	05-15-32	102,000	99,165
Utilities 2.5%				962,161
Electric utilities 1.7%
Constellation Energy Generation LLC	6.500	10-01-53	92,000	96,495
NRG Energy, Inc. (A)	3.625	02-15-31	113,000	99,559
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	89,000	98,695
Pacific Gas and Electric Company	4.950	07-01-50	110,000	90,552
Pacific Gas and Electric Company	5.800	05-15-34	97,000	96,242
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	191,000	185,576
Independent power and renewable electricity producers 0.3%
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	104,000	98,671
Multi-utilities 0.5%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	93,000	96,947

Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	94,000	99,424
Collateralized mortgage obligations 2.1%				$806,849
(Cost $804,459)
Commercial and residential 2.1%				806,849
BAHA Trust
Series 2024-MAR, Class A (A)(C)	6.171	12-10-41	100,000	101,719
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,158
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	134,445
Series 2024-V12, Class A3	5.738	12-15-57	38,000	39,056
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	15,000	13,705
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	135,724	125,246
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	77,899	74,264
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(C)	5.467	01-13-40	100,000	101,101
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	100,482
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(C)	2.710	01-25-60	81,735	77,673

Asset-backed securities 4.7%				$1,845,858
(Cost $1,838,496)
Asset-backed securities 4.7%				1,845,858
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	102,409
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	95,500	91,102
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	194,667	192,197
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	135,264	121,838
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	100,000	95,665
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	147,984
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	13

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	145,500	$132,239
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	199,000	202,689
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	99,423
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	101,031
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	94,927
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	100,000	99,549
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	100,000	92,493
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	124,630	126,276
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	95,583	92,786
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,250
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	28,000	28,000

	Yield (%)	Shares	Value
Short-term investments 0.6%			$225,445
(Cost $225,439)
Short-term funds 0.6%			225,445
John Hancock Collateral Trust (D)	4.2301(E)	22,537	225,445

Total investments (Cost $38,935,810) 99.5%	$38,813,123
Other assets and liabilities, net 0.5%	197,703
Total net assets 100.0%	$39,010,826

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,712,631 or 17.2% of the fund’s net assets as of 1-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-25.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	6	Long	Mar 2025	$654,260	$653,063	$(1,197)
						$(1,197)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
14	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

CORPORATE BOND ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.5%				$52,817,762
(Cost $53,613,140)
Communication services 6.0%				3,227,954
Diversified telecommunication services 0.3%
AT&T, Inc.	3.550	09-15-55	268,000	179,878
Entertainment 2.1%
WarnerMedia Holdings, Inc.	4.279	03-15-32	660,000	582,784
WMG Acquisition Corp. (A)	3.875	07-15-30	581,000	530,994
Interactive media and services 1.6%
Meta Platforms, Inc.	4.450	08-15-52	1,030,000	867,551
Media 1.1%
Charter Communications Operating LLC	2.800	04-01-31	664,000	563,911
Wireless telecommunication services 0.9%
T-Mobile USA, Inc.	4.500	04-15-50	613,000	502,836
Consumer discretionary 4.5%				2,421,542
Automobiles 2.6%
Ford Motor Credit Company LLC	6.050	03-05-31	811,000	812,140
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	608,000	584,419
Broadline retail 1.9%
Amazon.com, Inc.	4.950	12-05-44	1,075,000	1,024,983
Energy 9.5%				5,074,263
Oil, gas and consumable fuels 9.5%
Antero Resources Corp. (A)	5.375	03-01-30	553,000	541,169
Cheniere Energy Partners LP	3.250	01-31-32	664,000	576,065
Continental Resources, Inc.	4.900	06-01-44	823,000	666,284
DT Midstream, Inc. (A)	4.300	04-15-32	591,000	543,775
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	910,000	885,945
Occidental Petroleum Corp.	6.450	09-15-36	755,000	774,511
ONEOK, Inc.	6.050	09-01-33	509,000	522,864
Var Energi ASA (A)	8.000	11-15-32	505,000	563,650
Financials 43.2%				23,174,326
Banks 23.9%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,575,000	1,395,903
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	530,000	538,416
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	284,000	255,658
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	451,000	482,940
Citizens Financial Group, Inc.	3.250	04-30-30	1,275,000	1,157,629
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	500,000	504,905
Credit Agricole SA (A)	3.250	01-14-30	810,000	736,323
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,420,000	1,285,384
KeyCorp	2.550	10-01-29	630,000	563,282
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	702,000	708,046
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	521,000	536,344
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	686,000	673,156
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	558,000	569,860
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,125,000	1,064,926
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	661,000	679,555
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,275,000	$1,157,086
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	558,000	542,008
Capital markets 13.8%
Ares Capital Corp.	5.875	03-01-29	664,000	672,268
Blackstone Private Credit Fund	6.250	01-25-31	660,000	671,233
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	760,000	655,200
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	650,000	543,650
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	1,032,000	1,036,492
MSCI, Inc. (A)	3.875	02-15-31	908,000	831,185
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	666,000	661,602
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	785,000	783,395
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	390,000	402,188
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	620,000	591,812
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	468,000	540,546
Consumer finance 1.6%
Ally Financial, Inc.	8.000	11-01-31	760,000	852,691
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	655,000	477,963
Insurance 3.0%
Athene Global Funding (A)	1.450	01-08-26	510,000	495,294
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	655,000	583,700
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	655,000	523,686
Health care 7.8%				4,186,891
Biotechnology 3.3%
Amgen, Inc.	5.650	03-02-53	1,047,000	1,011,840
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	885,000	739,810
Health care providers and services 1.9%
Centene Corp.	2.625	08-01-31	645,000	533,724
UnitedHealth Group, Inc.	3.500	08-15-39	613,000	487,968
Pharmaceuticals 2.6%
Bristol-Myers Squibb Company	3.700	03-15-52	657,000	478,790
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	524,000	490,640
Viatris, Inc.	4.000	06-22-50	655,000	444,119
Industrials 6.3%				3,392,550
Aerospace and defense 0.9%
RTX Corp.	6.400	03-15-54	464,000	503,609
Construction and engineering 1.0%
Quanta Services, Inc.	5.250	08-09-34	546,000	533,158
Passenger airlines 3.3%
Delta Air Lines, Inc. (A)	4.750	10-20-28	655,000	650,879
United Airlines 2020-1 Class A Pass Through Trust	5.875	04-15-29	499,258	506,819
United Airlines 2024-1 Class A Pass Through Trust	5.875	08-15-38	45,000	45,525
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	583,000	578,901
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	3.300	01-30-32	654,000	573,659
16	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 9.9%				$5,301,958
IT services 1.2%
Gartner, Inc. (A)	3.750	10-01-30	720,000	660,101
Semiconductors and semiconductor equipment 2.0%
Micron Technology, Inc.	5.875	02-09-33	510,000	521,741
Qorvo, Inc. (A)	3.375	04-01-31	615,000	532,489
Software 3.3%
Microsoft Corp.	2.525	06-01-50	1,795,000	1,100,975
Oracle Corp.	3.950	03-25-51	917,000	675,477
Technology hardware, storage and peripherals 3.4%
Apple, Inc.	2.700	08-05-51	1,275,000	791,721
CDW LLC	5.550	08-22-34	550,000	544,715
Dell International LLC	8.350	07-15-46	375,000	474,739
Real estate 3.5%				1,857,969
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	624,000	548,406
Specialized REITs 2.5%
GLP Capital LP	4.000	01-15-30	510,000	477,351
VICI Properties LP	5.125	05-15-32	856,000	832,212
Utilities 7.8%				4,180,309
Electric utilities 4.4%
Constellation Energy Generation LLC	5.750	03-15-54	540,000	518,113
Duke Energy Corp.	3.300	06-15-41	654,000	480,754
NRG Energy, Inc. (A)	4.450	06-15-29	865,000	830,639
Pacific Gas & Electric Company	5.900	10-01-54	541,000	503,255
Independent power and renewable electricity producers 1.4%
Vistra Operations Company LLC (A)	4.300	07-15-29	810,000	776,231
Multi-utilities 2.0%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	510,000	539,431
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	533,000	531,886

	Yield (%)	Shares	Value
Short-term investments 0.4%			$226,317
(Cost $226,309)
Short-term funds 0.4%			226,317
John Hancock Collateral Trust (C)	4.2301(D)	22,624	226,317

Total investments (Cost $53,839,449) 98.9%	$53,044,079
Other assets and liabilities, net 1.1%	574,034
Total net assets 100.0%	$53,618,113

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,220,196 or 20.9% of the fund’s net assets as of 1-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	17

The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	86.9%
France	2.7%
United Kingdom	2.3%
Switzerland	2.1%
Canada	1.7%
Germany	1.2%
Ireland	1.1%
Norway	1.1%
Other countries	0.9%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.0%				$24,082,133
(Cost $23,515,529)
Alabama 2.3%				551,753
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	260,465
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	291,288
Alaska 0.9%				220,826
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	220,826
Arizona 6.3%				1,525,685
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	199,822
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	250,877
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	362,022
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	248,556
Salt River Project Agricultural Improvement & Power District Arizona Electric System Revenue Salt River Project Series A	5.250	01-01-54	250,000	273,143
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (B)	4.000	08-01-54	200,000	191,265
California 2.8%				663,486
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	176,178
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	177,526
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	152,093
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	157,689
Colorado 7.0%				1,682,794
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	200,000	218,380
City of Longmont Company Water Enterprise Revenue	3.000	11-01-33	255,000	241,403
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	102,369
Colorado Health Facilities Authority CommonSpirit Health, Series B-2	5.000	08-01-49	250,000	255,431
Ravenna Metropolitan District, GO (B)	5.000	12-01-43	450,000	473,240
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	250,000	241,734
Wildwing Metropolitan District No. 5, GO (B)	4.500	12-01-53	150,000	150,237
18	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.0%				$248,271
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	250,000	248,271
Delaware 0.7%				176,988
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	176,988
District of Columbia 1.5%				372,165
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.000	07-15-49	350,000	372,165
Florida 8.6%				2,068,234
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	91,402
Cabot Citrus Farms Community Development District	5.250	03-01-29	100,000	100,605
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	550,548
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	100,000	90,784
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	250,000	268,347
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	196,160
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	167,907
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	50,000	38,874
Village Community Development District No. 15 (A)	4.200	05-01-39	250,000	245,433
Winter Garden Village Fowler Groves Community Development District	3.750	05-01-31	325,000	318,174
Georgia 2.9%				694,746
Athens-Clarke County Unified Government Development Authority Georgia University	4.000	06-15-56	100,000	92,592
Development Authority for Fulton County Curran Street Residence Hall	5.250	06-15-56	300,000	321,538
Development Authority for Fulton County Georgia Tech Athletic Association Project	5.000	10-01-51	15,000	15,785
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	250,000	264,831
Hawaii 0.7%				170,618
City and County of Honolulu Wastewater System Revenue (C)	5.000	07-01-37	150,000	170,618
Illinois 3.5%				839,147
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	267,419
City of Chicago Wastewater Transmission, Series A (B)	5.000	01-01-39	250,000	275,047
Cook County School District No. 86 Harwood Heights, GO (B)	5.000	12-01-41	175,000	187,084
Village of Westchester, GO (B)(C)	5.000	12-15-38	100,000	109,597
Indiana 4.6%				1,107,974
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	204,814
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	200,000	211,164
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	476,731
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	19

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	$215,265
Massachusetts 1.8%				442,507
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,082
Massachusetts Development Finance Agency Gingercare Living Series B-1 (A)	5.250	12-01-30	100,000	100,124
Massachusetts Development Finance Agency Tufts Medicine Obligated Group, Series C (B)	5.000	10-01-27	250,000	261,781
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	45,000	40,466
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	45,000	35,054
Michigan 2.0%				487,028
City of Grand Rapids, GO	5.000	04-01-46	100,000	106,400
Michigan Finance Authority Mclaren Health Care	1.200	10-15-38	300,000	277,513
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	103,115
Minnesota 0.4%				95,220
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	100,000	95,220
Mississippi 0.5%				127,073
City of Gulfport Memorial Hospital At Gulfport Project	5.250	07-01-37	115,000	127,073
Missouri 0.5%				131,273
City of Kansas City Water Revenue Series A	3.500	12-01-37	105,000	99,135
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	25,000	22,258
St. Louis County Industrial Development Authority Manchester/Ballas Community Improvement District Project, Series A (A)	5.000	09-01-38	10,000	9,880
Nebraska 0.5%				108,595
Omaha Airport Authority Airport Revenue Facilities, AMT (B)	5.000	12-15-36	100,000	108,595
Nevada 1.2%				289,668
County of Clark Series C, GO	3.000	07-01-35	45,000	42,257
Reno-Tahoe Airport Authority Tahoe International Airport, AMT	5.000	07-01-36	230,000	247,411
New Hampshire 0.3%				68,245
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	40,000	41,997
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-44	25,000	26,248
New York 4.0%				954,594
Dutchess County Local Development Corp. Health Quest Systems, Inc.	4.000	07-01-41	125,000	118,441
New York City Municipal Water Finance Authority Second General Resolution Fiscal	5.000	06-15-51	100,000	106,811
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	240,619
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	210,000	225,987
20	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	$262,736
North Carolina 4.7%				1,121,988
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	250,000	263,170
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	319,050
Western Carolina University Series B	5.000	04-01-32	500,000	539,768
North Dakota 0.5%				130,926
City of Bismarck Series T, GO	3.000	05-01-37	140,000	130,926
Ohio 3.9%				949,812
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	200,000	178,693
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	150,000	152,069
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	303,009
Port of Greater Cincinnati Development Authority Duke Energy Corp. (B)	5.250	12-01-58	300,000	316,041
Oklahoma 1.0%				250,830
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	250,000	250,830
Pennsylvania 6.1%				1,460,213
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	85,000	71,456
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	514,642
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	171,497
Lancaster Municipal Authority Luthercare Project Series A (C)	5.000	12-01-45	45,000	46,533
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B1	5.250	11-01-44	100,000	107,884
Sports & Exhibition Authority of Pittsburgh & Allegheny County Series A (B)	5.000	02-01-31	500,000	548,201
Puerto Rico 1.6%				375,097
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.484	11-01-43	207,143	129,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	245,218
South Carolina 1.3%				313,651
South Carolina Public Service Authority Santee Cooper, Series B (B)	5.000	12-01-54	300,000	313,651
Tennessee 5.4%				1,296,064
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc.	4.250	08-15-54	300,000	283,743
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	227,830
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	267,317
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	517,174
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	21

	Rate (%)	Maturity date	Par value^	Value
Texas 6.9%				$1,657,626
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	186,716
City of Pearland Series C, GO	5.000	09-01-44	135,000	146,195
Dallas Independent School District Series A-6, GO (C)	5.000	02-15-55	250,000	271,655
Harris County Municipal Utility District No. 202, GO (B)	3.000	02-15-35	45,000	41,857
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	92,454
Port Authority of Houston Series A, GO, AMT	5.000	10-01-32	250,000	260,450
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	128,307
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	265,503
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	264,489
Utah 4.1%				981,011
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	493,743
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.125	06-15-54	500,000	487,268
Virginia 3.2%				757,550
City of Norfolk Water Revenue Series 2025 (C)	5.000	11-01-37	250,000	278,744
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	273,326
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	205,480
Washington 3.0%				717,896
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-41	125,000	136,140
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	581,756
West Virginia 1.0%				245,122
West Virginia Economic Development Authority Appalachian Power Amos Project, Series A, AMT	1.000	01-01-41	250,000	245,122
Wisconsin 3.3%				797,457
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	261,888
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	207,597
Public Finance Authority Viticus Group Project Series A (A)	4.000	12-01-41	100,000	87,314
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	90,662
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	150,000	149,996

22	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.7%			$652,271
(Cost $652,281)
Short-term funds 2.7%
John Hancock Collateral Trust (E)	4.2301(F)	65,205	652,271
Total investments (Cost $24,167,810) 102.7%			$24,734,404
Other assets and liabilities, net (2.7%)			(652,157)
Total net assets 100.0%			$24,082,247

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 1-31-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	10.5
Build America Mutual Assurance Company	3.7
Assured Guaranty Corp.	2.2
TOTAL	16.4
The fund had the following portfolio composition as a percentage of net assets on 1-31-25:
General obligation bonds	12.4%
Revenue bonds	87.6%
Health care	16.8%
Other revenue	15.8%
Development	13.3%
Education	12.5%
Airport	12.0%
Water and sewer	6.1%
Utilities	4.3%
Housing	3.4%
Tobacco	1.6%
Transportation	1.1%
Facilities	0.7%
TOTAL	100.0%
HIGH YIELD ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.4%				$34,707,471
(Cost $34,283,761)
Communication services 15.1%				5,311,546
Diversified telecommunication services 3.7%
Cablevision Lightpath LLC (A)	3.875	09-15-27	200,000	188,669
Connect Finco SARL (A)	9.000	09-15-29	200,000	179,266
Embarq LLC	7.995	06-01-36	38,000	21,280
Frontier Communications Holdings LLC (A)	6.000	01-15-30	86,000	86,173
Frontier Communications Holdings LLC (A)	6.750	05-01-29	51,000	51,345
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	23

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Iliad Holding SASU (A)	7.000	04-15-32	200,000	$202,792
Level 3 Financing, Inc. (A)	3.625	01-15-29	129,000	99,330
Level 3 Financing, Inc. (A)	10.750	12-15-30	117,000	131,685
Optics Bidco SpA (A)	7.200	07-18-36	200,000	203,052
Qwest Corp.	7.250	09-15-25	25,000	24,994
Telesat Canada (A)	4.875	06-01-27	47,000	27,061
Telesat Canada (A)	6.500	10-15-27	28,000	12,445
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	71,000	66,995
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	12,000	10,633
Entertainment 1.0%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	58,000	48,962
Cinemark USA, Inc. (A)	7.000	08-01-32	20,000	20,549
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	89,000	87,232
Playtika Holding Corp. (A)	4.250	03-15-29	31,000	28,591
Univision Communications, Inc. (A)	7.375	06-30-30	115,000	113,468
Univision Communications, Inc. (A)	8.500	07-31-31	53,000	53,234
Interactive media and services 0.8%
Arches Buyer, Inc. (A)	4.250	06-01-28	26,000	24,292
GoTo Group, Inc. (A)	5.500	05-01-28	17,000	14,833
GoTo Group, Inc. (A)	5.500	05-01-28	17,000	7,650
Match Group Holdings II LLC (A)	4.625	06-01-28	152,000	146,276
ZoomInfo Technologies LLC (A)	3.875	02-01-29	76,000	70,027
Media 9.1%
Altice France Holding SA (A)	6.000	02-15-28	200,000	54,490
Altice France SA (A)	5.500	01-15-28	230,000	186,086
AMC Networks, Inc.	4.250	02-15-29	14,000	11,090
AMC Networks, Inc. (A)	10.250	01-15-29	44,000	46,970
CCO Holdings LLC	4.500	05-01-32	323,000	280,172
CCO Holdings LLC (A)	4.750	03-01-30	188,000	174,137
CCO Holdings LLC (A)	4.750	02-01-32	274,000	243,818
Clear Channel Outdoor Holdings, Inc. (A)	5.125	08-15-27	43,000	41,887
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	31,000	28,736
CMG Media Corp. (A)	8.875	06-18-29	30,000	24,172
CSC Holdings LLC (A)	5.750	01-15-30	9,000	5,224
CSC Holdings LLC (A)	7.500	04-01-28	200,000	147,346
CSC Holdings LLC (A)	11.250	05-15-28	235,000	233,015
Directv Financing LLC (A)	5.875	08-15-27	77,000	76,252
Directv Financing LLC (A)	8.875	02-01-30	38,000	37,588
DISH DBS Corp.	5.125	06-01-29	170,000	111,816
DISH DBS Corp. (A)	5.250	12-01-26	38,000	35,118
DISH DBS Corp.	7.750	07-01-26	41,000	35,846
DISH Network Corp. (A)	11.750	11-15-27	101,000	106,645
Gray Media, Inc. (A)	10.500	07-15-29	55,000	57,576
Gray Television, Inc. (A)	7.000	05-15-27	74,000	72,463
iHeartCommunications, Inc. (A)	9.125	05-01-29	38,950	34,081
Intelsat Jackson Holdings SA (A)	6.500	03-15-30	45,000	40,655
Lamar Media Corp.	4.000	02-15-30	60,000	55,353
Neptune Bidco US, Inc. (A)	9.290	04-15-29	131,000	111,675
News Corp. (A)	5.125	02-15-32	33,000	31,490
Nexstar Media, Inc. (A)	4.750	11-01-28	74,000	69,777
Outfront Media Capital LLC (A)	4.625	03-15-30	49,000	45,549
24	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	36,000	$35,092
Radiate Holdco LLC (A)	4.500	09-15-26	20,000	17,715
Sabre GLBL, Inc. (A)	8.625	06-01-27	21,000	21,115
Sabre GLBL, Inc. (A)	10.750	11-15-29	27,000	27,855
Scripps Escrow II, Inc. (A)	3.875	01-15-29	18,000	13,127
Scripps Escrow II, Inc. (A)	5.375	01-15-31	16,000	8,533
Scripps Escrow, Inc. (A)	5.875	07-15-27	21,000	17,634
Sinclair Television Group, Inc. (A)	5.125	02-15-27	25,000	23,633
Sirius XM Radio, Inc. (A)	3.875	09-01-31	286,000	246,292
TEGNA, Inc.	5.000	09-15-29	55,000	51,677
Virgin Media Secured Finance PLC (A)	4.500	08-15-30	200,000	177,352
VZ Secured Financing BV (A)	5.000	01-15-32	200,000	178,698
Wireless telecommunication services 0.5%
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	224,000	172,962
Consumer discretionary 16.1%				5,677,282
Automobile components 2.2%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33	45,000	45,600
American Axle & Manufacturing, Inc.	6.875	07-01-28	52,000	51,696
Clarios Global LP (A)	6.750	05-15-28	34,000	34,637
Clarios Global LP (A)	6.750	02-15-30	45,000	45,706
Dana, Inc.	5.625	06-15-28	52,000	51,649
Dealer Tire LLC (A)	8.000	02-01-28	29,000	28,830
Dornoch Debt Merger Sub, Inc. (A)	6.625	10-15-29	29,000	23,634
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	44,000	44,828
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) (A)	7.750	11-15-30	200,000	200,542
Patrick Industries, Inc. (A)	6.375	11-01-32	28,000	27,607
Phinia, Inc. (A)	6.625	10-15-32	59,000	59,122
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	24,000	20,872
Tenneco, Inc. (A)	8.000	11-17-28	88,000	84,000
The Goodyear Tire & Rubber Company	5.000	07-15-29	45,000	41,981
The Goodyear Tire & Rubber Company	5.625	04-30-33	27,000	24,320
Automobiles 0.0%
Thor Industries, Inc. (A)	4.000	10-15-29	15,000	13,702
Broadline retail 0.5%
Kohl’s Corp.	5.550	07-17-45	18,000	11,286
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	23,000	22,531
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	60,000	50,854
Nordstrom, Inc.	4.000	03-15-27	19,000	18,389
Nordstrom, Inc.	5.000	01-15-44	28,000	21,186
QVC, Inc.	4.450	02-15-25	30,000	29,883
QVC, Inc. (A)	6.875	04-15-29	21,000	17,510
Distributors 0.2%
BCPE Empire Holdings, Inc. (A)	7.625	05-01-27	31,000	31,129
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	40,000	40,917
Diversified consumer services 0.2%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	49,000	48,223
StoneMor, Inc. (A)	8.500	05-15-29	27,000	24,709
Hotels, restaurants and leisure 7.4%
Affinity Interactive (A)	6.875	12-15-27	28,000	23,771
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	25

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment, Inc. (A)	7.000	02-15-30	196,000	$202,019
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	178,000	189,437
Fertitta Entertainment LLC (A)	4.625	01-15-29	19,000	17,897
Fertitta Entertainment LLC (A)	6.750	01-15-30	23,000	21,665
GPS Hospitality Holding Company LLC (A)	7.000	08-15-28	35,000	20,349
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	229,000	208,749
International Game Technology PLC (A)	6.250	01-15-27	244,000	247,389
Liberty Interactive LLC	8.500	07-15-29	28,000	14,229
Light & Wonder International, Inc. (A)	7.250	11-15-29	51,000	52,612
Lindblad Expeditions Holdings, Inc. (A)	9.000	05-15-28	43,000	45,090
MGM Resorts International	6.500	04-15-32	52,000	52,042
Motion Bondco DAC (A)	6.625	11-15-27	200,000	192,626
NCL Corp., Ltd. (A)	6.250	03-01-30	70,000	70,400
NCL Corp., Ltd. (A)	8.125	01-15-29	132,000	140,165
New Red Finance, Inc. (A)	4.375	01-15-28	87,000	83,672
New Red Finance, Inc. (A)	6.125	06-15-29	51,000	51,695
Premier Entertainment Sub LLC (A)	5.625	09-01-29	57,000	42,394
Raising Cane’s Restaurants LLC (A)	9.375	05-01-29	49,000	52,478
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	177,851
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	40,000	39,931
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	200,000	200,592
Scientific Games Holdings LP (A)	6.625	03-01-30	43,000	41,866
Travel + Leisure Company (A)	4.625	03-01-30	26,000	24,380
Viking Cruises, Ltd. (A)	9.125	07-15-31	160,000	173,437
Wynn Resorts Finance LLC (A)	5.125	10-01-29	175,000	169,612
Yum! Brands, Inc. (A)	4.750	01-15-30	72,000	69,122
Household durables 2.2%
Adams Homes, Inc. (A)	9.250	10-15-28	23,000	24,029
Ashton Woods USA LLC (A)	4.625	04-01-30	45,000	41,443
Beazer Homes USA, Inc. (A)	7.500	03-15-31	37,000	37,308
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	37,000	34,447
Century Communities, Inc. (A)	3.875	08-15-29	65,000	59,200
Gates Corp. (A)	6.875	07-01-29	37,000	37,842
K Hovnanian Enterprises, Inc. (A)	11.750	09-30-29	22,000	23,916
KB Home	4.000	06-15-31	97,000	86,873
LGI Homes, Inc. (A)	8.750	12-15-28	65,000	68,879
M/I Homes, Inc.	3.950	02-15-30	19,000	17,426
Newell Brands, Inc.	6.625	09-15-29	106,000	108,736
Newell Brands, Inc.	6.875	04-01-36	31,000	31,714
Newell Brands, Inc.	7.000	04-01-46	41,000	39,546
SWF Holdings I Corp. (A)	6.500	10-01-29	11,000	6,546
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	43,000	41,568
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28	45,000	45,094
TopBuild Corp. (A)	4.125	02-15-32	62,000	55,463
Leisure products 0.1%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	27,000	22,924
Specialty retail 3.3%
Advance Auto Parts, Inc.	1.750	10-01-27	71,000	64,018
Advance Auto Parts, Inc.	3.500	03-15-32	25,000	21,011
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	76,000	71,110
Bath & Body Works, Inc.	5.250	02-01-28	18,000	17,857
Bath & Body Works, Inc.	6.950	03-01-33	79,000	80,244
26	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (A)	7.750	04-01-27	63,000	$62,162
Carvana Company (9.000% Cash or 13.000% PIK) (A)	9.000	06-01-30	44,300	49,178
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	55,590	66,846
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	35,000	36,621
Lithia Motors, Inc. (A)	4.375	01-15-31	77,000	70,911
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	44,000	42,656
Penske Automotive Group, Inc.	3.750	06-15-29	15,000	13,870
PetSmart, Inc. (A)	4.750	02-15-28	250,000	239,603
Sally Holdings LLC	6.750	03-01-32	48,000	48,361
Sonic Automotive, Inc. (A)	4.875	11-15-31	46,000	42,424
Staples, Inc. (A)	10.750	09-01-29	146,000	143,086
The Gap, Inc. (A)	3.875	10-01-31	28,000	24,557
The Michaels Companies, Inc. (A)	5.250	05-01-28	30,000	23,329
The Michaels Companies, Inc. (A)	7.875	05-01-29	29,000	18,216
Victoria’s Secret & Company (A)	4.625	07-15-29	19,000	17,455
Consumer staples 3.7%				1,308,783
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	30,000	28,338
Consumer staples distribution and retail 1.6%
Albertsons Companies, Inc. (A)	5.875	02-15-28	190,000	189,724
C&S Group Enterprises LLC (A)	5.000	12-15-28	8,000	6,860
KeHE Distributors LLC (A)	9.000	02-15-29	30,000	31,181
Performance Food Group, Inc. (A)	4.250	08-01-29	96,000	90,258
Safeway, Inc.	7.250	02-01-31	33,000	34,659
US Foods, Inc. (A)	4.625	06-01-30	58,000	54,881
US Foods, Inc. (A)	6.875	09-15-28	85,000	87,287
Walgreens Boots Alliance, Inc.	3.450	06-01-26	55,000	53,545
Walgreens Boots Alliance, Inc.	4.650	06-01-46	27,000	17,870
Food products 1.2%
B&G Foods, Inc.	5.250	09-15-27	18,000	17,084
B&G Foods, Inc. (A)	8.000	09-15-28	24,000	24,871
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	20,000	20,838
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	142,000	131,547
Post Holdings, Inc. (A)	4.625	04-15-30	175,000	162,784
Post Holdings, Inc. (A)	6.250	02-15-32	52,000	52,039
TreeHouse Foods, Inc.	4.000	09-01-28	23,000	21,024
Household products 0.3%
Energizer Holdings, Inc. (A)	4.375	03-31-29	37,000	34,592
Kronos Acquisition Holdings, Inc. (A)	8.250	06-30-31	36,000	34,275
Kronos Acquisition Holdings, Inc. (A)	10.750	06-30-32	37,000	32,835
Personal care products 0.5%
Coty, Inc. (A)	6.625	07-15-30	68,000	69,451
HLF Financing Sarl LLC (A)	4.875	06-01-29	34,000	22,988
HLF Financing Sarl LLC (A)	12.250	04-15-29	23,000	24,151
Perrigo Finance Unlimited Company	6.125	09-30-32	67,000	65,701
Energy 10.4%				3,684,395
Energy equipment and services 1.4%
Archrock Partners LP (A)	6.625	09-01-32	51,000	51,699
Nabors Industries, Inc. (A)	7.375	05-15-27	69,000	69,505
Nabors Industries, Inc. (A)	8.875	08-15-31	27,000	25,566
Transocean, Inc. (A)	8.500	05-15-31	88,000	88,602
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	27

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Inc. (A)	8.750	02-15-30	49,300	$51,418
Valaris, Ltd. (A)	8.375	04-30-30	61,000	62,644
Weatherford International, Ltd. (A)	8.625	04-30-30	137,000	142,084
Oil, gas and consumable fuels 9.0%
Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	9,000	11,135
Blue Racer Midstream LLC (A)	6.625	07-15-26	34,000	33,976
Buckeye Partners LP	3.950	12-01-26	75,000	72,923
Buckeye Partners LP	5.600	10-15-44	25,000	20,837
CITGO Petroleum Corp. (A)	7.000	06-15-25	206,000	206,145
CITGO Petroleum Corp. (A)	8.375	01-15-29	67,000	69,231
Civitas Resources, Inc. (A)	8.750	07-01-31	204,000	215,151
Comstock Resources, Inc. (A)	6.750	03-01-29	74,000	72,665
Encino Acquisition Partners Holdings LLC (A)	8.750	05-01-31	91,000	96,749
Energy Transfer LP (7.125% to 10-1-29, then 5 Year CMT + 2.829%)	7.125	10-01-54	37,000	37,913
EQM Midstream Partners LP (A)	6.375	04-01-29	85,000	86,414
Genesis Energy LP	8.250	01-15-29	135,000	138,160
Genesis Energy LP	8.875	04-15-30	51,000	52,868
Hess Midstream Operations LP (A)	6.500	06-01-29	136,000	138,750
Hilcorp Energy I LP (A)	6.000	02-01-31	93,000	88,105
Hilcorp Energy I LP (A)	6.875	05-15-34	145,000	139,851
Kinetik Holdings LP (A)	6.625	12-15-28	55,000	56,240
Matador Resources Company (A)	6.500	04-15-32	76,000	76,189
Murphy Oil Corp.	5.875	12-01-42	63,000	54,422
NFE Financing LLC (A)	12.000	11-15-29	59,000	61,580
NGL Energy Operating LLC (A)	8.125	02-15-29	57,000	58,490
Northriver Midstream Finance LP (A)	6.750	07-15-32	55,000	56,302
Permian Resources Operating LLC (A)	7.000	01-15-32	88,000	90,330
Permian Resources Operating LLC (A)	8.000	04-15-27	37,000	37,863
Rockies Express Pipeline LLC (A)	3.600	05-15-25	53,000	52,536
SM Energy Company (A)	6.750	08-01-29	35,000	35,014
SM Energy Company (A)	7.000	08-01-32	59,000	58,915
Summit Midstream Holdings LLC (A)	8.625	10-31-29	27,000	28,435
Sunoco LP (A)	7.250	05-01-32	66,000	68,863
Tallgrass Energy Partners LP (A)	6.000	12-31-30	101,000	97,493
Talos Production, Inc. (A)	9.375	02-01-31	54,000	56,109
Transocean Aquila, Ltd. (A)	8.000	09-30-28	92,585	94,912
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	182,000	156,587
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	85,000	88,576
Venture Global LNG, Inc. (A)	9.875	02-01-32	294,000	323,647
Vital Energy, Inc. (A)	7.750	07-31-29	41,000	41,147
Vital Energy, Inc. (A)	7.875	04-15-32	120,000	118,354
Financials 11.0%				3,896,669
Banks 0.7%
Intesa Sanpaolo SpA (4.950% to 6-1-41, then 1 Year CMT + 2.750%) (A)	4.950	06-01-42	200,000	158,331
Texas Capital Bancshares, Inc. (4.000% to 5-6-26, then 5 Year CMT + 3.150%)	4.000	05-06-31	37,000	35,522
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	32,000	29,368
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%)	3.000	06-15-31	41,000	39,005
Capital markets 1.7%
AG TTMT Escrow Issuer LLC (A)	8.625	09-30-27	73,000	75,956
28	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Aretec Group, Inc. (A)	7.500	04-01-29	89,000	$89,227
Coinbase Global, Inc. (A)	3.375	10-01-28	97,000	87,733
Focus Financial Partners LLC (A)	6.750	09-15-31	69,000	69,366
Hightower Holding LLC (A)	9.125	01-31-30	49,000	51,635
Jefferies Finance LLC (A)	5.000	08-15-28	200,000	189,387
StoneX Group, Inc. (A)	7.875	03-01-31	33,000	34,751
Consumer finance 1.3%
Bread Financial Holdings, Inc. (A)	9.750	03-15-29	40,000	43,133
FirstCash, Inc. (A)	5.625	01-01-30	17,000	16,639
Navient Corp.	5.500	03-15-29	80,000	76,689
OneMain Finance Corp.	3.875	09-15-28	149,000	139,184
OneMain Finance Corp.	7.125	11-15-31	67,000	68,905
OneMain Finance Corp.	7.875	03-15-30	32,000	33,663
PRA Group, Inc. (A)	5.000	10-01-29	32,000	29,597
Synchrony Financial	7.250	02-02-33	40,000	41,857
Financial services 3.1%
Block, Inc. (A)	6.500	05-15-32	68,000	69,503
Cobra AcquisitionCo LLC (A)	6.375	11-01-29	10,000	8,741
Compass Group Diversified Holdings LLC (A)	5.000	01-15-32	60,000	55,363
Freedom Mortgage Corp. (A)	7.625	05-01-26	34,000	34,180
Freedom Mortgage Corp. (A)	12.250	10-01-30	143,000	159,647
Icahn Enterprises LP	5.250	05-15-27	73,000	70,755
Jane Street Group (A)	6.125	11-01-32	156,000	155,247
Midcap Financial Issuer Trust (A)	5.625	01-15-30	210,000	195,815
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	11,000	10,742
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	75,000	73,632
PennyMac Financial Services, Inc. (A)	7.125	11-15-30	51,000	52,181
Prospect Capital Corp.	3.364	11-15-26	15,000	14,091
Rocket Mortgage LLC (A)	2.875	10-15-26	109,000	103,990
Rocket Mortgage LLC (A)	4.000	10-15-33	62,000	52,422
VFH Parent LLC (A)	7.500	06-15-31	40,000	41,527
Insurance 3.4%
Acrisure LLC (A)	6.000	08-01-29	71,000	68,470
Acrisure LLC (A)	7.500	11-06-30	73,000	75,475
Acrisure LLC (A)	8.250	02-01-29	52,000	53,981
Alliant Holdings Intermediate LLC (A)	5.875	11-01-29	79,000	75,996
Alliant Holdings Intermediate LLC (A)	6.750	10-15-27	173,000	172,237
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	34,000	34,741
AmWINS Group, Inc. (A)	4.875	06-30-29	128,000	121,915
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	17,000	17,298
Augustar Life Insurance Company (A)	6.875	06-15-42	93,000	83,217
Constellation Insurance, Inc. (A)	6.625	05-01-31	42,000	41,547
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	125,000	120,631
HUB International, Ltd. (A)	7.250	06-15-30	83,000	85,820
HUB International, Ltd. (A)	7.375	01-31-32	72,000	74,035
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	54,000	51,657
Panther Escrow Issuer LLC (A)	7.125	06-01-31	108,000	110,599
Mortgage real estate investment trusts 0.8%
Apollo Commercial Real Estate Finance, Inc. (A)	4.625	06-15-29	20,000	17,953
Ladder Capital Finance Holdings LLLP (A)	4.250	02-01-27	40,000	38,913
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	40,000	38,050
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	29

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Rithm Capital Corp. (A)	8.000	04-01-29	69,000	$69,822
Starwood Property Trust, Inc. (A)	3.625	07-15-26	47,000	45,667
Starwood Property Trust, Inc. (A)	6.500	07-01-30	90,000	90,861
Health care 8.4%				2,970,097
Biotechnology 0.8%
Grifols SA (A)	4.750	10-15-28	200,000	185,022
Select Medical Corp. (A)	6.250	12-01-32	82,000	80,558
Star Parent, Inc. (A)	9.000	10-01-30	34,000	35,778
Health care equipment and supplies 1.2%
Bausch + Lomb Corp. (A)	8.375	10-01-28	27,000	28,268
Embecta Corp. (A)	5.000	02-15-30	45,000	41,843
Medline Borrower LP (A)	3.875	04-01-29	135,000	125,969
Medline Borrower LP (A)	5.250	10-01-29	130,000	125,961
Medline Borrower LP (A)	6.250	04-01-29	59,000	59,951
Sotera Health Holdings LLC (A)	7.375	06-01-31	38,000	38,692
Health care providers and services 3.9%
AdaptHealth LLC (A)	5.125	03-01-30	113,000	104,518
AMN Healthcare, Inc. (A)	4.625	10-01-27	45,000	43,594
AthenaHealth Group, Inc. (A)	6.500	02-15-30	54,000	52,247
Community Health Systems, Inc. (A)	5.625	03-15-27	93,000	90,298
Community Health Systems, Inc. (A)	6.875	04-01-28	19,000	13,490
Community Health Systems, Inc. (A)	6.875	04-15-29	18,000	12,353
Community Health Systems, Inc. (A)	10.875	01-15-32	33,000	33,989
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	37,000	38,260
DaVita, Inc. (A)	3.750	02-15-31	80,000	70,401
DaVita, Inc. (A)	6.875	09-01-32	80,000	81,123
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) (A)	10.000	10-31-28	44,183	44,346
LifePoint Health, Inc. (A)	5.375	01-15-29	24,000	21,244
LifePoint Health, Inc. (A)	9.875	08-15-30	92,000	98,145
Molina Healthcare, Inc. (A)	3.875	11-15-30	69,000	62,542
MPH Acquisition Holdings LLC (A)	5.500	09-01-28	39,000	30,067
Owens & Minor, Inc. (A)	6.625	04-01-30	18,000	17,332
Pediatrix Medical Group, Inc. (A)	5.375	02-15-30	36,000	34,509
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	24,000	22,823
Radiology Partners, Inc. (4.275% Cash and 3.500% PIK) (A)	7.775	01-31-29	39,961	39,599
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	22,000	20,790
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	47,000	46,883
Team Health Holdings, Inc. (9.000% Cash and 4.500% PIK) (A)	13.500	06-30-28	37,675	41,066
Tenet Healthcare Corp.	4.375	01-15-30	74,000	69,230
Tenet Healthcare Corp.	4.625	06-15-28	54,000	52,197
Tenet Healthcare Corp.	6.750	05-15-31	207,000	211,837
US Renal Care, Inc. (A)	10.625	06-28-28	28,000	24,010
Life sciences tools and services 0.2%
Avantor Funding, Inc. (A)	4.625	07-15-28	20,000	19,336
Charles River Laboratories International, Inc. (A)	4.000	03-15-31	39,000	35,059
Pharmaceuticals 2.3%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	21,000	17,955
Bausch Health Americas, Inc. (A)	9.250	04-01-26	21,000	20,342
Bausch Health Companies, Inc. (A)	5.500	11-01-25	60,000	58,875
Bausch Health Companies, Inc. (A)	5.750	08-15-27	35,000	30,628
Bausch Health Companies, Inc. (A)	6.250	02-15-29	135,000	83,488
30	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (A)	9.000	12-15-25	42,000	$40,727
Bausch Health Companies, Inc. (A)	11.000	09-30-28	46,000	42,902
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	52,000	55,622
IQVIA, Inc. (A)	5.000	10-15-26	200,000	199,168
Jazz Securities DAC (A)	4.375	01-15-29	200,000	190,511
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	79,000	76,549
Industrials 13.0%				4,571,885
Aerospace and defense 2.5%
Bombardier, Inc. (A)	8.750	11-15-30	162,000	174,433
Spirit AeroSystems, Inc.	4.600	06-15-28	72,000	69,413
Spirit AeroSystems, Inc. (A)	9.750	11-15-30	99,000	109,525
TransDigm, Inc.	4.625	01-15-29	197,000	186,468
TransDigm, Inc.	5.500	11-15-27	18,000	17,826
TransDigm, Inc. (A)	6.875	12-15-30	287,000	293,978
Triumph Group, Inc. (A)	9.000	03-15-28	40,000	41,923
Air freight and logistics 0.1%
Rand Parent LLC (A)	8.500	02-15-30	34,000	35,258
Building products 1.0%
Advanced Drainage Systems, Inc. (A)	5.000	09-30-27	18,000	17,756
Builders FirstSource, Inc. (A)	4.250	02-01-32	160,000	144,279
FXI Holdings, Inc. (A)	12.250	11-15-26	14,000	13,416
Jeld-Wen, Inc. (A)	7.000	09-01-32	26,000	24,781
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	21,000	21,253
Resideo Funding, Inc. (A)	4.000	09-01-29	38,000	34,879
Resideo Funding, Inc. (A)	6.500	07-15-32	51,000	51,462
Signal Parent, Inc. (A)	6.125	04-01-29	14,000	8,994
Wilsonart LLC (A)	11.000	08-15-32	24,000	24,004
Commercial services and supplies 1.9%
CoreCivic, Inc.	8.250	04-15-29	37,000	39,127
Enviri Corp. (A)	5.750	07-31-27	26,000	25,231
Garda World Security Corp. (A)	6.000	06-01-29	46,000	44,308
GFL Environmental, Inc. (A)	4.375	08-15-29	73,000	68,998
GFL Environmental, Inc. (A)	6.750	01-15-31	103,000	106,853
Matthews International Corp. (A)	8.625	10-01-27	17,000	17,854
Prime Security Services Borrower LLC (A)	3.375	08-31-27	40,000	37,754
Prime Security Services Borrower LLC (A)	6.250	01-15-28	207,000	206,764
The Geo Group, Inc.	8.625	04-15-29	75,000	79,186
The Geo Group, Inc.	10.250	04-15-31	35,000	38,327
Construction and engineering 0.7%
APi Group DE, Inc. (A)	4.125	07-15-29	26,000	24,145
Brand Industrial Services, Inc. (A)	10.375	08-01-30	50,000	51,522
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	43,000	43,536
Cornerstone Building Brands, Inc. (A)	9.500	08-15-29	42,000	41,920
Foundation Building Materials, Inc. (A)	6.000	03-01-29	20,000	17,871
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	38,000	35,292
Tutor Perini Corp. (A)	11.875	04-30-29	9,000	10,050
VM Consolidated, Inc. (A)	5.500	04-15-29	22,000	21,356
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	62,000	62,712
EMRLD Borrower LP (A)	6.750	07-15-31	51,000	51,858
Sensata Technologies, Inc. (A)	4.375	02-15-30	146,000	135,202
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	31

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Vertiv Group Corp. (A)	4.125	11-15-28	29,000	$27,538
Ground transportation 0.6%
Avis Budget Car Rental LLC (A)	5.375	03-01-29	58,000	55,309
Avis Budget Car Rental LLC (A)	5.750	07-15-27	36,000	35,437
RXO, Inc. (A)	7.500	11-15-27	13,000	13,325
The Hertz Corp. (A)	4.625	12-01-26	69,000	61,369
The Hertz Corp. (A)	12.625	07-15-29	19,000	20,480
XPO, Inc. (A)	7.125	06-01-31	17,000	17,566
Machinery 1.4%
Allison Transmission, Inc. (A)	4.750	10-01-27	50,000	49,103
Chart Industries, Inc. (A)	7.500	01-01-30	33,000	34,476
Chart Industries, Inc. (A)	9.500	01-01-31	16,000	17,251
Esab Corp. (A)	6.250	04-15-29	17,000	17,229
GrafTech Finance, Inc. (A)	4.625	12-23-29	77,000	53,798
Hillenbrand, Inc.	3.750	03-01-31	31,000	27,317
Husky Injection Molding Systems, Ltd. (A)	9.000	02-15-29	24,000	25,164
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	33,000	35,148
Madison IAQ LLC (A)	5.875	06-30-29	55,000	53,016
Mueller Water Products, Inc. (A)	4.000	06-15-29	26,000	24,274
Park-Ohio Industries, Inc.	6.625	04-15-27	35,000	34,620
SPX FLOW, Inc. (A)	8.750	04-01-30	27,000	28,054
Terex Corp. (A)	6.250	10-15-32	38,000	37,589
The Manitowoc Company, Inc. (A)	9.250	10-01-31	33,000	34,304
Titan International, Inc.	7.000	04-30-28	35,000	34,723
Marine transportation 0.3%
Danaos Corp. (A)	8.500	03-01-28	100,000	101,790
Passenger airlines 1.2%
Air Canada (A)	3.875	08-15-26	43,000	41,913
American Airlines, Inc. (A)	5.750	04-20-29	184,000	183,550
American Airlines, Inc. (A)	8.500	05-15-29	33,000	34,767
JetBlue Airways Corp. (A)	9.875	09-20-31	13,000	13,743
United Airlines, Inc. (A)	4.625	04-15-29	90,000	86,402
VistaJet Malta Finance PLC (A)	9.500	06-01-28	62,000	63,792
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	17,000	17,235
CoreLogic, Inc. (A)	4.500	05-01-28	44,000	41,198
SS&C Technologies, Inc. (A)	6.500	06-01-32	157,000	159,568
Trading companies and distributors 1.6%
Beacon Roofing Supply, Inc. (A)	4.500	11-15-26	35,000	34,652
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	34,000	35,062
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	14,000	13,551
Fortress Transportation and Infrastructure Investors LLC (A)	7.000	05-01-31	88,000	89,186
GYP Holdings III Corp. (A)	4.625	05-01-29	15,000	14,274
United Rentals North America, Inc.	4.000	07-15-30	324,000	299,950
WESCO Distribution, Inc. (A)	6.375	03-15-29	41,000	41,768
WESCO Distribution, Inc. (A)	7.250	06-15-28	34,000	34,645
Transportation infrastructure 0.3%
Imola Merger Corp. (A)	4.750	05-15-29	103,000	98,235
Information technology 5.0%				1,775,606
Communications equipment 1.5%
Ciena Corp. (A)	4.000	01-31-30	26,000	24,005
32	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
CommScope LLC (A)	8.250	03-01-27	49,000	$46,774
CommScope LLC (A)	9.500	12-15-31	99,000	102,690
Cooper-Standard Automotive, Inc. (A)	13.500	03-31-27	23,000	24,097
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	98,000	90,464
EchoStar Corp.	10.750	11-30-29	96,000	103,486
Hughes Satellite Systems Corp.	5.250	08-01-26	96,000	86,118
Hughes Satellite Systems Corp.	6.625	08-01-26	60,000	41,373
Viasat, Inc. (A)	6.500	07-15-28	32,000	27,246
Electronic equipment, instruments and components 0.1%
TTM Technologies, Inc. (A)	4.000	03-01-29	11,000	10,316
Zebra Technologies Corp. (A)	6.500	06-01-32	17,000	17,386
IT services 0.4%
Ahead DB Holdings LLC (A)	6.625	05-01-28	21,000	20,775
Fortress Intermediate 3, Inc. (A)	7.500	06-01-31	24,000	24,745
Go Daddy Operating Company LLC (A)	3.500	03-01-29	64,000	59,154
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	20,000	10,786
Newfold Digital Holdings Group, Inc. (A)	11.750	10-15-28	18,000	14,040
Rackspace Finance LLC (A)	3.500	05-15-28	14,000	7,448
Rackspace Technology Global, Inc. (A)	5.375	12-01-28	27,000	7,747
Unisys Corp. (A)	6.875	11-01-27	15,000	14,837
Semiconductors and semiconductor equipment 0.4%
Entegris, Inc. (A)	3.625	05-01-29	60,000	55,192
Entegris, Inc. (A)	4.750	04-15-29	75,000	72,314
Software 2.0%
Capstone Borrower, Inc. (A)	8.000	06-15-30	17,000	17,875
Cloud Software Group, Inc. (A)	6.500	03-31-29	213,000	209,377
Cloud Software Group, Inc. (A)	9.000	09-30-29	142,000	145,430
Ellucian Holdings, Inc. (A)	6.500	12-01-29	34,000	34,205
Gen Digital, Inc. (A)	6.750	09-30-27	37,000	37,613
McAfee Corp. (A)	7.375	02-15-30	110,000	108,371
Open Text Holdings, Inc. (A)	4.125	12-01-31	78,000	69,910
Rocket Software, Inc. (A)	9.000	11-28-28	21,000	21,752
UKG, Inc. (A)	6.875	02-01-31	61,000	62,279
Technology hardware, storage and peripherals 0.6%
NCR Voyix Corp. (A)	5.000	10-01-28	50,000	48,187
Seagate HDD Cayman	4.125	01-15-31	114,000	104,220
Western Digital Corp.	4.750	02-15-26	42,000	41,753
Xerox Holdings Corp. (A)	5.500	08-15-28	16,000	13,641
Materials 10.0%				3,521,476
Chemicals 3.4%
Ashland, Inc.	6.875	05-15-43	10,000	10,377
Consolidated Energy Finance SA (A)	5.625	10-15-28	150,000	133,500
CVR Partners LP (A)	6.125	06-15-28	14,000	13,794
INEOS Finance PLC (A)	7.500	04-15-29	200,000	203,953
INEOS Quattro Finance 2 PLC (A)	9.625	03-15-29	200,000	209,619
Ingevity Corp. (A)	3.875	11-01-28	15,000	13,909
LSB Industries, Inc. (A)	6.250	10-15-28	50,000	49,244
Methanex Corp.	5.650	12-01-44	12,000	10,490
Minerals Technologies, Inc. (A)	5.000	07-01-28	7,000	6,776
NOVA Chemicals Corp. (A)	4.250	05-15-29	38,000	35,629
NOVA Chemicals Corp. (A)	9.000	02-15-30	16,000	17,068
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	33

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Nufarm Australia, Ltd. (A)	5.000	01-27-30	41,000	$38,114
OCI NV (A)	6.700	03-16-33	200,000	207,187
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	29,000	28,135
SK Invictus Intermediate II Sarl (A)	5.000	10-30-29	40,000	37,813
The Chemours Company (A)	5.750	11-15-28	44,000	41,745
The Scotts Miracle-Gro Company	5.250	12-15-26	28,000	27,773
Tronox, Inc. (A)	4.625	03-15-29	65,000	58,867
WR Grace Holdings LLC (A)	4.875	06-15-27	36,000	35,191
WR Grace Holdings LLC (A)	5.625	08-15-29	34,000	31,776
Construction materials 1.3%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	30,000	27,736
Knife River Corp. (A)	7.750	05-01-31	17,000	17,770
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	22,000	21,349
Quikrete Holdings, Inc. (A)	6.375	03-01-32	40,000	40,000
Quikrete Holdings, Inc. (A)	6.750	03-01-33	25,000	25,000
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	85,000	90,614
Standard Building Solutions, Inc. (A)	6.500	08-15-32	205,000	207,034
White Cap Buyer LLC (A)	6.875	10-15-28	17,000	17,008
Containers and packaging 2.3%
Ball Corp.	6.000	06-15-29	228,000	230,316
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	44,000	44,700
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	30,000	30,603
Crown Americas LLC	4.250	09-30-26	141,000	138,819
Graham Packaging Company, Inc. (A)	7.125	08-15-28	28,000	27,858
Graphic Packaging International LLC (A)	3.750	02-01-30	76,000	69,431
Iris Holding, Inc. (A)	10.000	12-15-28	12,000	11,092
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	68,000	69,289
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	21,000	20,170
Sealed Air Corp. (A)	6.125	02-01-28	130,000	131,178
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	32,000	35,351
Metals and mining 2.7%
Amsted Industries, Inc. (A)	4.625	05-15-30	37,000	34,759
ATI, Inc.	5.875	12-01-27	74,000	73,718
Big River Steel LLC (A)	6.625	01-31-29	86,000	86,660
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	104,000	104,322
Commercial Metals Company	3.875	02-15-31	24,000	21,530
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	76,000	69,345
Hudbay Minerals, Inc. (A)	4.500	04-01-26	122,000	120,656
Kaiser Aluminum Corp. (A)	4.500	06-01-31	62,000	55,675
Mineral Resources, Ltd. (A)	9.250	10-01-28	72,000	76,150
Novelis Corp. (A)	3.250	11-15-26	108,000	104,358
Novelis Corp. (A)	4.750	01-30-30	69,000	64,832
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	71,730	69,374
SunCoke Energy, Inc. (A)	4.875	06-30-29	64,000	59,006
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	11,000	10,061
Paper and forest products 0.3%
Domtar Corp. (A)	6.750	10-01-28	15,000	13,844
Magnera Corp. (A)	4.750	11-15-29	16,000	14,457
Magnera Corp. (A)	7.250	11-15-31	60,000	59,175
Mercer International, Inc. (A)	12.875	10-01-28	16,000	17,276
34	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.6%				$906,097
Health care REITs 0.1%
Diversified Healthcare Trust (A)(C)	5.286	01-15-26	26,000	24,734
Hotel and resort REITs 0.5%
Service Properties Trust	4.750	10-01-26	36,000	34,801
Service Properties Trust	4.950	10-01-29	60,000	49,607
Service Properties Trust	5.500	12-15-27	47,000	45,238
Service Properties Trust	8.375	06-15-29	56,000	55,967
Office REITs 0.1%
Brandywine Operating Partnership LP	8.300	03-15-28	20,000	21,044
Real estate management and development 0.5%
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	22,000	23,698
Forestar Group, Inc. (A)	5.000	03-01-28	36,000	34,922
Kennedy-Wilson, Inc.	4.750	03-01-29	49,000	45,299
Kennedy-Wilson, Inc.	5.000	03-01-31	47,000	41,619
The Howard Hughes Corp. (A)	4.375	02-01-31	53,000	47,276
Specialized REITs 1.4%
Iron Mountain, Inc. (A)	4.875	09-15-29	126,000	120,789
Iron Mountain, Inc. (A)	5.250	07-15-30	121,000	116,370
SBA Communications Corp.	3.125	02-01-29	77,000	70,055
Uniti Group LP (A)	4.750	04-15-28	146,000	138,669
Uniti Group LP (A)	6.000	01-15-30	41,000	36,009
Utilities 3.1%				1,083,635
Electric utilities 1.1%
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	83,000	78,697
NRG Energy, Inc. (A)	6.000	02-01-33	211,000	206,155
PG&E Corp.	5.250	07-01-30	53,000	49,843
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	51,000	49,552
Gas utilities 0.6%
AmeriGas Partners LP	5.750	05-20-27	42,000	39,995
AmeriGas Partners LP	5.875	08-20-26	107,000	106,236
Ferrellgas LP (A)	5.875	04-01-29	52,000	49,089
Independent power and renewable electricity producers 1.4%
Calpine Corp. (A)	4.500	02-15-28	58,000	56,273
Clearway Energy Operating LLC (A)	3.750	01-15-32	32,000	27,865
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	54,000	51,710
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	222,000	210,625
Talen Energy Supply LLC (A)	8.625	06-01-30	99,000	105,604
Vistra Operations Company LLC (A)	5.625	02-15-27	52,000	51,991

	Yield (%)	Shares	Value
Short-term investments 0.3%			$112,935
(Cost $112,935)
Short-term funds 0.3%			112,935
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.3169(D)	112,935	112,935

Total investments (Cost $34,396,696) 98.7%	$34,820,406
Other assets and liabilities, net 1.3%	464,576
Total net assets 100.0%	$35,284,982

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	35

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,002,369 or 82.2% of the fund’s net assets as of 1-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	84.9%
Canada	3.6%
United Kingdom	2.2%
Ireland	1.4%
Netherlands	1.3%
Luxembourg	1.3%
France	1.1%
Italy	1.0%
Other countries	3.2%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 61.3%				$45,729,393
(Cost $47,253,847)
U.S. Government Agency 61.3%				45,729,393
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	622,685	489,290
30 Yr Pass Thru	2.000	02-01-51	643,543	505,680
30 Yr Pass Thru	2.000	03-01-51	333,793	261,764
30 Yr Pass Thru	2.000	08-01-51	256,183	201,863
30 Yr Pass Thru	2.000	09-01-51	217,706	171,884
30 Yr Pass Thru	2.000	11-01-51	783,796	617,112
30 Yr Pass Thru	2.000	12-01-51	737,904	575,906
30 Yr Pass Thru	2.000	01-01-52	466,077	363,756
30 Yr Pass Thru	2.000	02-01-52	405,384	318,794
30 Yr Pass Thru	2.000	02-01-52	544,869	428,826
30 Yr Pass Thru	2.500	08-01-50	141,682	117,743
30 Yr Pass Thru	2.500	09-01-51	151,461	125,609
30 Yr Pass Thru	2.500	09-01-51	225,769	185,682
30 Yr Pass Thru	2.500	09-01-51	234,147	191,987
30 Yr Pass Thru	2.500	10-01-51	788,676	645,191
30 Yr Pass Thru	2.500	10-01-51	283,668	233,921
30 Yr Pass Thru	2.500	11-01-51	182,068	150,138
30 Yr Pass Thru	2.500	01-01-52	220,089	182,524
30 Yr Pass Thru	2.500	04-01-52	112,339	92,673
30 Yr Pass Thru	3.000	08-01-50	354,166	302,108
30 Yr Pass Thru	3.000	05-01-51	230,815	199,990
30 Yr Pass Thru	3.000	06-01-51	203,219	174,110
30 Yr Pass Thru	3.000	01-01-52	249,889	213,237
30 Yr Pass Thru	3.000	01-01-52	257,243	220,798
30 Yr Pass Thru	3.500	09-01-47	292,457	263,363
30 Yr Pass Thru	3.500	01-01-50	265,308	238,002
36	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-52	206,210	$183,843
30 Yr Pass Thru	3.500	04-01-52	104,130	92,445
30 Yr Pass Thru	3.500	04-01-52	86,292	77,067
30 Yr Pass Thru	3.500	05-01-52	193,811	173,334
30 Yr Pass Thru	3.500	07-01-52	263,606	235,343
30 Yr Pass Thru	3.500	09-01-52	365,190	325,579
30 Yr Pass Thru	4.000	05-01-52	206,246	189,361
30 Yr Pass Thru	4.000	07-01-52	185,715	170,337
30 Yr Pass Thru	4.000	09-01-52	184,313	169,486
30 Yr Pass Thru	4.000	09-01-52	125,624	116,164
30 Yr Pass Thru	4.000	10-01-52	277,809	256,173
30 Yr Pass Thru	4.500	07-01-52	316,802	300,445
30 Yr Pass Thru	4.500	07-01-52	704,479	668,636
30 Yr Pass Thru	4.500	07-01-52	156,885	149,138
30 Yr Pass Thru	4.500	08-01-52	250,049	237,764
30 Yr Pass Thru	4.500	10-01-52	114,063	108,138
30 Yr Pass Thru	4.500	08-01-53	301,382	285,539
30 Yr Pass Thru	5.000	06-01-53	291,810	283,001
30 Yr Pass Thru	5.000	06-01-53	731,129	707,939
30 Yr Pass Thru	5.000	07-01-53	187,978	182,570
30 Yr Pass Thru	5.000	07-01-53	135,300	131,839
30 Yr Pass Thru	5.000	08-01-53	173,738	168,228
30 Yr Pass Thru	5.000	03-01-54	203,968	198,773
30 Yr Pass Thru	5.000	10-01-54	607,204	588,363
30 Yr Pass Thru	5.000	11-01-54	314,274	304,896
30 Yr Pass Thru	5.500	12-01-52	283,375	281,989
30 Yr Pass Thru	5.500	04-01-53	188,885	187,250
30 Yr Pass Thru	5.500	07-01-53	371,628	370,315
30 Yr Pass Thru	5.500	03-01-54	88,568	87,743
30 Yr Pass Thru	5.500	03-01-54	284,574	283,791
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	676,000	526,039
30 Yr Pass Thru	2.000	10-01-50	376,774	295,470
30 Yr Pass Thru	2.000	10-01-50	546,534	429,965
30 Yr Pass Thru	2.000	02-01-51	332,531	260,879
30 Yr Pass Thru	2.000	03-01-51	120,230	94,737
30 Yr Pass Thru	2.000	04-01-51	656,040	515,500
30 Yr Pass Thru	2.000	07-01-51	257,025	203,008
30 Yr Pass Thru	2.000	07-01-51	205,787	161,381
30 Yr Pass Thru	2.000	07-01-51	535,118	419,814
30 Yr Pass Thru	2.000	07-01-51	177,316	139,053
30 Yr Pass Thru	2.000	07-01-51	202,768	159,901
30 Yr Pass Thru	2.000	07-01-51	753,997	591,529
30 Yr Pass Thru	2.000	08-01-51	329,374	259,534
30 Yr Pass Thru	2.000	08-01-51	233,359	182,346
30 Yr Pass Thru	2.000	09-01-51	489,208	387,006
30 Yr Pass Thru	2.000	09-01-51	591,603	463,387
30 Yr Pass Thru	2.000	10-01-51	573,831	453,054
30 Yr Pass Thru	2.000	03-01-52	416,791	328,415
30 Yr Pass Thru (A)	2.500	TBA	528,000	430,279
30 Yr Pass Thru	2.500	07-01-51	248,921	206,746
30 Yr Pass Thru	2.500	07-01-51	295,269	242,103
30 Yr Pass Thru	2.500	08-01-51	484,100	399,657
30 Yr Pass Thru	2.500	08-01-51	259,207	213,993
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	37

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	09-01-51	428,202	$353,510
30 Yr Pass Thru	2.500	12-01-51	225,513	186,036
30 Yr Pass Thru	2.500	12-01-51	603,401	499,657
30 Yr Pass Thru	2.500	12-01-51	422,008	348,001
30 Yr Pass Thru	2.500	01-01-52	224,075	184,779
30 Yr Pass Thru	2.500	03-01-52	224,495	183,161
30 Yr Pass Thru	2.500	04-01-52	392,542	324,622
30 Yr Pass Thru (A)	3.000	TBA	398,000	338,347
30 Yr Pass Thru	3.000	11-01-46	299,478	261,916
30 Yr Pass Thru	3.000	11-01-46	177,539	155,271
30 Yr Pass Thru	3.000	07-01-50	268,362	229,252
30 Yr Pass Thru	3.000	09-01-50	80,285	69,036
30 Yr Pass Thru	3.000	11-01-50	206,069	178,806
30 Yr Pass Thru	3.000	10-01-51	254,011	216,040
30 Yr Pass Thru	3.000	11-01-51	79,367	67,502
30 Yr Pass Thru	3.000	12-01-51	452,996	388,959
30 Yr Pass Thru	3.000	01-01-52	165,999	142,792
30 Yr Pass Thru	3.000	01-01-52	144,824	124,804
30 Yr Pass Thru	3.000	02-01-52	249,934	214,681
30 Yr Pass Thru	3.000	03-01-52	188,049	161,760
30 Yr Pass Thru	3.000	03-01-52	302,733	260,032
30 Yr Pass Thru	3.000	03-01-52	170,949	146,227
30 Yr Pass Thru	3.000	03-01-52	102,273	87,048
30 Yr Pass Thru	3.000	03-01-52	764,900	657,011
30 Yr Pass Thru	3.000	04-01-52	215,296	184,458
30 Yr Pass Thru	3.000	04-01-52	413,501	355,435
30 Yr Pass Thru (A)	3.500	TBA	395,000	349,745
30 Yr Pass Thru	3.500	12-01-46	138,099	124,749
30 Yr Pass Thru	3.500	02-01-48	212,955	191,903
30 Yr Pass Thru	3.500	12-01-49	240,224	215,050
30 Yr Pass Thru	3.500	01-01-50	441,607	395,329
30 Yr Pass Thru	3.500	03-01-50	876,959	780,673
30 Yr Pass Thru	3.500	04-01-51	177,641	159,483
30 Yr Pass Thru	3.500	06-01-51	102,658	91,588
30 Yr Pass Thru	3.500	08-01-51	289,706	258,282
30 Yr Pass Thru	3.500	12-01-51	118,692	106,810
30 Yr Pass Thru	3.500	03-01-52	116,134	104,009
30 Yr Pass Thru	3.500	04-01-52	134,345	119,773
30 Yr Pass Thru	3.500	04-01-52	168,366	149,472
30 Yr Pass Thru	3.500	06-01-52	257,419	229,739
30 Yr Pass Thru	3.500	06-01-52	434,697	388,090
30 Yr Pass Thru	3.500	07-01-52	153,870	136,555
30 Yr Pass Thru	3.500	09-01-52	204,052	181,154
30 Yr Pass Thru (A)	4.000	TBA	404,000	369,755
30 Yr Pass Thru	4.000	04-01-47	93,258	86,723
30 Yr Pass Thru	4.000	03-01-48	107,408	99,748
30 Yr Pass Thru	4.000	06-01-49	90,070	83,703
30 Yr Pass Thru	4.000	06-01-49	96,030	89,392
30 Yr Pass Thru	4.000	04-01-50	95,687	89,042
30 Yr Pass Thru	4.000	05-01-52	295,897	274,447
30 Yr Pass Thru	4.000	06-01-52	232,488	214,472
30 Yr Pass Thru	4.000	06-01-52	155,027	143,013
30 Yr Pass Thru	4.000	06-01-52	154,931	143,264
30 Yr Pass Thru	4.000	06-01-52	674,495	624,967
38	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	228,920	$211,252
30 Yr Pass Thru	4.000	09-01-52	309,485	284,124
30 Yr Pass Thru	4.000	09-01-52	257,209	237,278
30 Yr Pass Thru	4.000	10-01-52	417,930	385,380
30 Yr Pass Thru (A)	4.500	TBA	205,000	193,076
30 Yr Pass Thru	4.500	06-01-52	287,155	273,047
30 Yr Pass Thru	4.500	07-01-52	656,385	620,239
30 Yr Pass Thru	4.500	07-01-52	101,371	95,789
30 Yr Pass Thru	4.500	07-01-52	299,235	284,534
30 Yr Pass Thru	4.500	09-01-52	410,038	389,175
30 Yr Pass Thru	4.500	09-01-52	251,057	237,232
30 Yr Pass Thru	4.500	10-01-52	127,005	120,448
30 Yr Pass Thru	4.500	11-01-52	81,772	77,550
30 Yr Pass Thru	4.500	06-01-53	73,117	69,022
30 Yr Pass Thru	4.500	07-01-53	306,824	291,175
30 Yr Pass Thru (A)	5.000	TBA	322,000	311,195
30 Yr Pass Thru	5.000	09-01-52	183,381	177,923
30 Yr Pass Thru	5.000	06-01-53	168,249	163,241
30 Yr Pass Thru	5.000	07-01-53	102,759	100,045
30 Yr Pass Thru	5.000	07-01-53	249,072	241,172
30 Yr Pass Thru	5.000	04-01-54	143,548	138,861
30 Yr Pass Thru	5.000	10-01-54	506,157	493,109
30 Yr Pass Thru (A)	5.500	TBA	1,435,000	1,418,076
30 Yr Pass Thru	5.500	10-01-52	148,015	147,423
30 Yr Pass Thru	5.500	10-01-53	293,714	291,254
30 Yr Pass Thru	5.500	11-01-53	339,558	336,184
30 Yr Pass Thru	5.500	02-01-54	195,591	193,708
30 Yr Pass Thru	5.500	06-01-54	503,852	502,466
30 Yr Pass Thru	5.500	10-01-54	387,670	383,818
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	656,449	553,200
30 Yr Pass Thru	2.500	06-20-50	465,226	390,454
30 Yr Pass Thru	2.500	02-20-51	238,545	199,796
30 Yr Pass Thru	2.500	07-20-51	535,342	448,047
30 Yr Pass Thru	2.500	03-20-53	473,671	397,393

30 Yr Pass Thru	3.000	05-20-53	230,151	201,398
Collateralized mortgage obligations 24.7%				$18,458,290
(Cost $19,006,273)
Commercial and residential 18.7%				13,975,663
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	198,324
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	155,372	141,037
Angel Oak Mortgage Trust LLC
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	196,950
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	179,122	175,461
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-29	200,000	202,930
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	119,991	116,126
BAHA Trust
Series 2024-MAR, Class A (B)(C)	6.171	12-10-41	350,000	356,018
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	409,000	424,796
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	208,838
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	39

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5C29, Class B (C)	5.858	09-15-57	295,000	$298,578
Series 2024-C28, Class A5	5.403	09-15-57	200,000	203,067
Series 2024-C30, Class A5	5.532	11-15-57	250,000	256,310
BBCMS Trust
Series 2025-C32, Class A5 (A)	5.720	02-15-63	225,000	233,587
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	79,886
BX Trust
Series 2019-OC11, Class D (B)(C)	3.944	12-09-41	400,000	365,241
COLT Funding LLC
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	300,000	300,604
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	200,000	147,875
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	72,676
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	197,843
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	169,579	170,399
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	198,868
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	301,116
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	273,632	272,152
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	272,612	273,092
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	333,000	318,905
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	185,501	148,952
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.544	11-10-39	380,000	393,158
GCAT
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	200,765
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	256,090	244,186
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.462	02-05-45	300,000	300,985
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	5.952	01-13-40	300,000	303,635
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.319	12-25-51	742,209	622,978
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	73,981	74,217
JPMorgan Mortgage Trust
Series 2019-INV2, Class B4 (B)(C)	4.719	02-25-50	356,918	333,083
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	124,389	109,839
Series 2019-INV3, Class B3 (B)(C)	4.359	05-25-50	207,891	187,372
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	324,234	309,679
Series 2022-DSC1, Class A1 (B)(C)	4.750	01-25-63	201,362	193,206
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	87,918
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	114,807	114,238
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (B)(C)	3.500	12-25-58	55,543	51,945
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.664	02-10-35	300,000	306,289
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	71,333	61,247
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	328,497	332,422
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	229,423	229,616
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.238	02-25-52	250,000	218,797
40	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	250,000	$238,278
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	241,760
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	200,000	207,139
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	6.046	01-25-54	295,040	290,676
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	300,000	300,879
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	298,135
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	243,272
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	61,106	58,428
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	66,428	58,322
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	66,173	56,394
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	69,484	68,604
Series 2022-INV2, Class M1 (B)(C)	6.788	10-25-67	250,000	250,151
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (B)	6.118	01-25-69	5,518	5,527
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	140,950	142,042
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	201,266
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	197,037
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	23,310	22,685
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	161,403
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	395,000	398,459
U.S. Government Agency 6.0%				4,482,627
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class B1 (30 day Average SOFR + 4.214%) (B)(D)	8.565	04-25-49	200,000	213,860
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (B)(D)	8.701	04-25-42	435,000	462,462
Series 5150, Class IS IO	0.065	08-25-51	1,741,000	116,123
Series 5250, Class AY	2.000	01-25-55	449,989	265,005
Series K109, Class X1 IO	1.574	04-25-30	1,965,003	128,448
Series K116, Class X1 IO	1.418	07-25-30	2,708,714	163,084
Series K118, Class X1 IO	0.953	09-25-30	3,157,755	136,078
Series X2FX, Class X1 IO	0.635	09-25-25	6,416,762	17,232
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	230,179
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (B)(D)	8.851	01-25-42	300,000	316,032
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (B)(D)	8.251	04-25-43	200,000	214,932
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.699	05-25-43	300,000	332,468
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	8.251	07-25-43	400,000	426,821
Government National Mortgage Association
Series 2014-135, Class IO	0.413	01-16-56	13,483,622	272,698
Series 2017-159, Class IO	0.431	06-16-59	3,790,994	96,999
Series 2018-23, Class IO	0.585	11-16-59	1,244,585	42,492
Series 2021-178, Class IA IO	0.100	10-16-61	37,125,270	178,625
Series 2022-141, Class BC	2.100	06-16-64	265,000	139,524
Series 2023-197, Class IO	1.317	09-16-65	1,631,794	139,453
Series 2024-161, Class IO	0.743	06-16-64	6,964,989	389,757

Series 2024-193, Class IO	0.700	12-16-66	2,995,137	200,355
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	41

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 13.4%				$10,002,015
(Cost $9,928,939)
Asset-backed securities 13.4%				10,002,015
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class D (B)	5.970	10-20-31	150,000	151,896
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	250,786
Business Jet Securities
Series 2024-2A, Class A (B)	5.364	09-15-39	193,084	191,014
Capital Automotive REIT
Series 2024-2A, Class A2 (B)	5.250	05-15-54	99,167	97,845
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	158,487
Carvana Auto Receivables Trust
Series 2023-P5, Class C (B)	6.550	02-11-30	224,000	232,317
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	112,432	110,292
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	174,593	157,713
Series 2022-1A, Class B (B)	3.120	01-18-47	105,205	93,311
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (B)	5.923	11-22-49	100,000	100,608
Clover CLO, LLC
Series 2021-3A, Class DR (3 month CME Term SOFR + 2.550%) (B)(D)	6.850	01-25-35	250,000	250,141
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	196,637
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	300,000	280,189
DB Master Finance LLC
Series 2021-1A, Class A23 (B)	2.791	11-20-51	194,000	164,546
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	186,378
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (B)	3.151	04-25-51	291,750	256,096
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	472,625	481,387
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	65,154	60,534
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	364,292	369,030
ExteNet Systems
Series 2024-1A, Class B (B)	6.150	07-25-54	200,000	200,446
Fip Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	199,907	193,576
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	253,721
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	200,000	199,098
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (B)(D)	8.255	07-20-30	250,000	251,410
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (B)	7.460	10-20-52	250,000	256,437
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	70,335	71,708
Neighborly Issuer LLC
Series 2023-1A, Class A2 (B)	7.308	01-30-53	294,000	299,974
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (B)	2.410	10-20-61	250,000	225,718
Progress Residential Trust
Series 2021-SFR3, Class E2 (B)	2.688	05-17-26	150,000	145,996
Series 2021-SFR4, Class E1 (B)	2.409	05-17-38	150,000	144,549
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	214,617
42	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	200,000	$196,300
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	250,000	257,417
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	198,000	199,558
Sonic Capital LLC
Series 2020-1A, Class A2II (B)	4.336	01-20-50	157,713	148,095
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	188,600	157,384
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,900	103,843
Series 2024-1A, Class A2 (B)	5.700	05-20-54	249,063	252,220
Subway Funding LLC
Series 2024-1A, Class A23 (B)	6.505	07-30-54	399,000	410,838
Switch ABS Issuer LLC
Series 2024-2A, Class B (B)	6.200	06-25-54	300,000	297,115
Taco Bell Funding LLC
Series 2021-1A, Class A23 (B)	2.542	08-25-51	363,525	302,851
Tricon Residential Trust
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	340,827
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	125,000	106,419
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	238,428
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	6.514	01-15-31	100,000	100,141
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	206,759	203,184
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	140,000	140,938
Zayo Issuer LLC
Series 2025-1A, Class B (B)	6.088	03-20-55	300,000	300,000

	Yield (%)	Shares	Value
Short-term investments 4.2%			$3,097,171
(Cost $3,097,165)
Short-term funds 4.2%			3,097,171
John Hancock Collateral Trust (E)	4.2301(F)	309,612	3,097,171

Total investments (Cost $79,286,224) 103.6%	$77,286,869
Other assets and liabilities, net (3.6%)	(2,655,909)
Total net assets 100.0%	$74,630,960

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $23,920,618 or 32.1% of the fund’s net assets as of 1-31-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 1-31-25.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	43

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	16	Long	Mar 2025	$1,753,349	$1,741,500	$(11,849)
5-Year U.S. Treasury Note Futures	6	Long	Mar 2025	640,555	638,344	(2,211)
						$(14,060)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
PREFERRED INCOME ETF

As of 1-31-25 (unaudited)
	Shares	Value
Preferred securities 49.2%		$25,796,627
(Cost $25,671,922)
Communication services 2.8%		1,456,410
Wireless telecommunication services 2.8%
Telephone & Data Systems, Inc., 6.000%	22,355	433,687
Telephone & Data Systems, Inc., 6.625%	14,975	334,392
U.S. Cellular Corp., 5.500%	4,206	93,163
U.S. Cellular Corp., 5.500%	7,317	162,803
U.S. Cellular Corp., 6.250%	18,083	432,365
Consumer discretionary 0.5%		293,157
Broadline retail 0.5%
Qurate Retail, Inc., 8.000%	5,875	216,024
QVC, Inc., 6.250%	6,271	77,133
Financials 33.3%		17,457,450
Banks 11.6%
Bank of America Corp., 6.450%	9,313	240,741
Bank of America Corp., 7.250%	386	472,464
Bank of America Corp., 5.000%	7,650	165,087
Bank of Hawaii Corp., 8.000%	8,039	206,361
Citigroup Capital XIII, 10.919% (3 month CME Term SOFR + 6.632%) (A)	22,924	706,976
Citizens Financial Group, Inc., 7.375%	16,654	443,329
Fifth Third Bancorp, 6.000%	13,530	336,085
First Citizens BancShares, Inc., 5.375%	6,328	141,621
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	10,356	263,042
KeyCorp, 5.650%	13,370	290,129
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	7,419	183,991
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	11,248	274,789
M&T Bank Corp., 7.500%	12,855	346,057
Regions Financial Corp., 4.450%	10,234	183,700
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	18,250	465,375
Synovus Financial Corp., 7.916% (3 month CME Term SOFR + 3.614%) (A)	3,952	99,748
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (A)	17,029	439,859
Truist Financial Corp., 4.750%	5,825	119,704
U.S. Bancorp, 5.500%	4,675	110,704
Wells Fargo & Company, 7.500%	318	378,070
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,492	213,149
Capital markets 5.1%
Affiliated Managers Group, Inc., 6.750%	23,750	590,900
Brookfield Finance, Inc., 4.625%	18,735	316,434
Carlyle Finance LLC, 4.625%	2,077	38,341
44	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 6.375%	15,672	$393,681
Morgan Stanley, 6.500%	10,924	280,856
Morgan Stanley, 6.625%	5,533	143,858
Morgan Stanley, 6.875%	6,853	173,861
Morgan Stanley, 7.125%	11,656	297,578
TPG Operating Group II LP, 6.950%	17,881	450,780
Consumer finance 1.2%
Capital One Financial Corp., 5.000%	10,000	200,700
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	16,770	436,188
Financial services 3.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	17,770	478,191
Corebridge Financial, Inc., 6.375%	12,125	298,760
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	4,543	121,571
KKR Group Finance Company IX LLC, 4.625%	27,864	530,531
National Rural Utilities Cooperative Finance Corp., 5.500%	11,251	263,611
Insurance 12.1%
AEGON Funding Company LLC, 5.100%	19,247	396,488
American Financial Group, Inc., 5.125%	9,509	190,846
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	14,876	375,321
American National Group, Inc., 7.375%	16,300	424,615
American National Group, Inc., 8.566% (5 Year CMT + 4.322%) (A)	4,464	113,430
Aspen Insurance Holdings, Ltd., 7.000%	15,900	403,065
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	24,719	607,840
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	21,735	566,631
Brighthouse Financial, Inc., 6.600%	23,646	500,822
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,003	40,521
F&G Annuities & Life, Inc., 7.300%	25,200	628,740
F&G Annuities & Life, Inc., 7.950%	15,068	396,740
Lincoln National Corp., 9.000%	12,586	342,339
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,287	564,318
RenaissanceRe Holdings, Ltd., 4.200%	20,696	343,761
The Allstate Corp., 7.375%	5,305	141,007
Unum Group, 6.250%	13,506	324,144
Industrials 0.6%		344,100
Aerospace and defense 0.2%
The Boeing Company, 6.000%	1,650	98,984
Trading companies and distributors 0.4%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,545	245,116
Information technology 0.8%		398,114
Software 0.4%
MicroStrategy, Inc., 8.000%	2,600	208,000
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company, 7.625%	3,110	190,114
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	45

	Shares	Value
Real estate 1.3%		$668,451
Hotel and resort REITs 0.4%
Pebblebrook Hotel Trust, 6.375%	11,247	225,165
Office REITs 0.6%
Vornado Realty Trust, 5.400%	15,730	279,679
Specialized REITs 0.3%
Public Storage, 4.625%	8,416	163,607
Utilities 9.9%		5,178,945
Electric utilities 4.6%
Duke Energy Corp., 5.750%	15,543	387,176
NextEra Energy, Inc., 6.926%	2,590	107,433
NextEra Energy, Inc., 7.234%	9,450	422,037
PG&E Corp., 6.000%	8,800	371,624
SCE Trust VI, 5.000%	11,513	198,484
SCE Trust VII, 7.500%	8,822	205,817
SCE Trust VIII, 6.950%	2,162	48,450
The Southern Company, 4.950%	9,975	207,081
The Southern Company, 6.500%	18,000	475,020
Gas utilities 1.2%
Spire, Inc., 5.900%	25,248	614,789
Multi-utilities 4.1%
Algonquin Power & Utilities Corp., 8.574% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (A)	18,751	474,400
CMS Energy Corp., 5.625%	8,778	201,367
CMS Energy Corp., 5.875%	6,187	145,209
CMS Energy Corp., 5.875%	19,478	464,356
DTE Energy Company, 5.250%	16,272	366,608

Sempra, 5.750%	20,848	489,094
Common stocks 0.5%		$293,329
(Cost $360,493)
Utilities 0.5%		293,329
Multi-utilities 0.5%
Algonquin Power & Utilities Corp.	66,065	293,329

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 43.9%				$23,024,688
(Cost $22,060,647)
Consumer discretionary 0.7%				364,265
Automobiles 0.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	169,000	166,929
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (B)(C)	8.125	12-15-29	200,000	197,336
Energy 6.4%				3,375,064
Oil, gas and consumable fuels 6.4%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	374,000	382,931
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	191,000	194,782
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	320,000	354,352
46	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	881,000	$866,176
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	516,000	523,302
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (C)	7.500	03-01-55	352,000	362,627
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(C)	9.000	09-30-29	663,000	690,894
Financials 21.2%				11,115,592
Banks 13.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	240,478
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	300,000	300,850
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	415,000	419,618
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	209,000	232,681
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	340,000	352,870
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	468,000	490,255
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (A)(B)	7.715	04-06-25	547,000	542,933
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	315,000	316,364
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	181,000	184,717
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	350,000	348,824
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	340,000	354,915
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	193,000	188,390
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	305,000	287,445
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(C)	10.000	11-14-28	182,000	198,224
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	355,000	374,323
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	542,000	542,433
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	544,000	548,702
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	288,000	289,281
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	263,000	270,060
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	400,000	425,498
Capital markets 4.4%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	425,000	408,054
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	466,000	475,133
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	202,356
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	225,821
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	253,000	247,120
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	420,000	443,088
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	282,000	295,275
Consumer finance 0.6%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	312,000	312,037
Financial services 0.3%
Voya Financial, Inc. (5 Year CMT + 3.358%) (A)(B)	7.758	09-15-28	167,000	176,585
Insurance 2.7%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	150,000	149,260
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	404,000	422,535
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	47

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	279,000	$278,231
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	341,000	316,121
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	259,000	255,115
Health care 0.6%				313,119
Health care providers and services 0.6%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	310,000	313,119
Industrials 0.8%				415,869
Trading companies and distributors 0.8%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (B)	6.000	09-24-29	425,000	415,869
Utilities 14.2%				7,440,779
Electric utilities 6.3%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	223,000	224,393
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	350,000	351,075
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	602,000	554,417
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	363,000	370,077
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	389,000	405,615
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	375,000	375,321
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	418,000	463,536
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	553,000	537,295
Gas utilities 1.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	650,000	653,122
Independent power and renewable electricity producers 3.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	571,000	581,313
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	549,000	562,871
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)	8.875	01-15-29	547,000	586,096
Multi-utilities 3.4%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	524,000	531,468
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	375,000	378,692
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%)	6.375	03-31-55	246,000	244,079
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	188,000	191,719
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	242,000	233,102

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	197,000	196,588
Convertible bonds 0.8%				$411,193
(Cost $360,000)
Utilities 0.8%				411,193
Electric utilities 0.8%

TXNM Energy, Inc. (C)	5.750	06-01-54	360,000	411,193

Capital preferred securities 0.5%				$276,373
(Cost $275,911)
Financials 0.5%				276,373
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (C)	7.875	12-15-67	253,000	276,373

48	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 4.8%			$2,511,854
(Cost $2,511,692)
Short-term funds 4.8%			2,511,854
John Hancock Collateral Trust (D)	4.2301(E)	251,100	2,511,854
Total investments (Cost $51,240,665) 99.7%			$52,314,064
Other assets and liabilities, net 0.3%			146,871
Total net assets 100.0%			$52,460,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,396,043 or 10.3% of the fund’s net assets as of 1-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	89.1%
Canada	7.7%
Bermuda	1.5%
Other countries	1.7%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	49

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$5,990,933	—	$5,990,933	—
Corporate bonds	2,809,064	—	2,809,064	—
Collateralized mortgage obligations	346,586	—	346,586	—
Asset-backed securities	676,961	—	676,961	—
Short-term investments	64,458	$64,458	—	—
Total investments in securities	$9,888,002	$64,458	$9,823,544	—
Derivatives:
Liabilities
Futures	$(366)	$(366)	—	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$21,948,088	—	$21,948,088	—
Corporate bonds	13,986,883	—	13,986,883	—
Collateralized mortgage obligations	806,849	—	806,849	—
Asset-backed securities	1,845,858	—	1,845,858	—
Short-term investments	225,445	$225,445	—	—
Total investments in securities	$38,813,123	$225,445	$38,587,678	—
Derivatives:
50	|

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Plus Bond ETF (continued)
Liabilities
Futures	$(1,197)	$(1,197)	—	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$52,817,762	—	$52,817,762	—
Short-term investments	226,317	$226,317	—	—
Total investments in securities	$53,044,079	$226,317	$52,817,762	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$24,082,133	—	$24,082,133	—
Short-term investments	652,271	$652,271	—	—
Total investments in securities	$24,734,404	$652,271	$24,082,133	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$34,707,471	—	$34,707,471	—
Short-term investments	112,935	$112,935	—	—
Total investments in securities	$34,820,406	$112,935	$34,707,471	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$45,729,393	—	$45,729,393	—
Collateralized mortgage obligations	18,458,290	—	18,458,290	—
Asset-backed securities	10,002,015	—	10,002,015	—
Short-term investments	3,097,171	$3,097,171	—	—
Total investments in securities	$77,286,869	$3,097,171	$74,189,698	—
Derivatives:
Liabilities
Futures	$(14,060)	$(14,060)	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities	$25,796,627	$25,796,627	—	—
Common stocks	293,329	293,329	—	—
Corporate bonds	23,024,688	—	$23,024,688	—
Convertible bonds	411,193	—	411,193	—
Capital preferred securities	276,373	—	276,373	—
Short-term investments	2,511,854	2,511,854	—	—
Total investments in securities	$52,314,064	$28,601,810	$23,712,254	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
|	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust	6,444	—	$1,097,459	$(1,033,009)	$7	$1	$1,310	—	$64,458
Core Plus Bond ETF
John Hancock Collateral Trust	22,537	—	$4,836,401	$(4,611,022)	$60	$6	$5,267	—	$225,445
Corporate Bond ETF
John Hancock Collateral Trust	22,624	$173,004	$4,312,468	$(4,259,437)	$275	$7	$13,198	—	$226,317
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	65,205	$369,537	$8,180,184	$(7,897,989)	$536	$3	—	—	$652,271
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	309,612	$309,860	$20,687,959	$(17,900,801)	$138	$15	$30,282	—	$3,097,171
Preferred Income ETF
John Hancock Collateral Trust	251,100	$1,301,230	$18,262,791	$(17,052,862)	$460	$235	$34,968	—	$2,511,854
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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